UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22495

Curian Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado			80237
(Address of principal executive offices)			(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2011 – April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

SEMIANNUAL REPORT	FOR THE PERIOD ENDED
(UNAUDITED)	APRIL 30, 2012

Curian/PIMCO Income Fund

Curian/PIMCO Total Return Fund

Curian/WMC International Equity Fund

Curian Series Trust (Unaudited)

April 30, 2012

Table of Contents

President’s Letter	1

Schedules of Investments	2

Statements of Assets and Liabilities	19

Statements of Operations	20

Statements of Changes in Net Assets	21

Financial Highlights	22

Notes to Financial Statements	23

Additional Disclosures	35

Trustees and Officers Compensation Table	36

Investment Advisory and Sub-Advisory Agreements	37

Curian Series Trust (Unaudited)

April 30, 2012

Dear Fellow Investor,

Enclosed is the semiannual report for the Curian Series Trust for the period ended April 30, 2012.

The extreme volatility that the U.S. equity markets experienced during the third quarter of 2011 moderated significantly during the last two months of 2011 and first four months of 2012.  During that period, the Chicago Board Options Exchange Volatility Index (“VIX”) fell 52.40%, from 36.03 to 17.15, as equity markets rallied in response to signs of strength in the economy.

Although the Standard & Poor’s 500® Index (“S&P 500”) began and ended the six-month period with a monthly loss, over the timeframe, the Index returned 11.74% and delivered its biggest first-quarter rally since 1998.  The Dow Jones Industrial Average Index (“DJIA”) and NASDAQ Composite Index (“NASDAQ”) also performed strongly, returning 10.56% and 16.84%, respectively, over the six-month period.  Through April 30, 2012, the S&P 500 posted a calendar year-to-date gain of 11.05%, while the DJIA returned 8.12% and the NASDAQ gained 14.64%.  World equity markets also posted gains over the six months from November 1, 2011, through April 30, 2012, although they underperformed U.S. markets.  The MSCI World Index, the MSCI EAFE Index and the MSCI Emerging Markets Index rose 6.60%, 1.38% and 3.68%, respectively.

In contrast to surging equity markets, U.S. Treasuries performed poorly during the first quarter of 2012, posting a loss of 1.29%, according to the Barclays Capital U.S. Treasury Index.  However, renewed fears over the European debt crisis, along with concerns about a weakening U.S. economy, pushed the Index up 1.38% during April 2012, and it posted a year-to-date gain through April 30 of 0.07%.  Corporate bonds were stronger performers than U.S. Treasuries during the first four months of 2012.  According to Bank of America Merrill Lynch Index data, U.S. investment grade corporate bonds returned an average of 2.44% during the first quarter of 2012 and an additional 0.8% during the month of April, while high-yield bonds rose 5.15% during the first quarter and 0.7% during April.

Economic growth in the U.S. surged during the fourth quarter of 2011.  The nation’s gross domestic product (“GDP”) expanded at an annualized rate of 3.0%, the highest rate of growth since the second quarter of 2010.  However, the U.S. Department of Commerce reported in April that GDP growth slowed to 2.2% during the first quarter of 2012.

While unemployment remained high during the six-month period from November 2011 through April 2012, the unemployment rate improved each month, falling from 8.7% in November to 8.1% in April—the lowest level since January 2009.  The rate declined in April because more Americans left the workforce, rather than from improved hiring trends.  April 2012 marked the third straight month that U.S. employers cut back on hiring, adding just 115,000 workers to their payrolls.

Throughout the period from November 2011 through April 2012, the U.S. Federal Reserve (the “Fed”) continued to replace shorter-term assets in its holdings with longer-term debt in an attempt to lower borrowing costs.  This economic stimulus program, called “Operation Twist,” is expected to conclude in June.  However, in March 2012, Fed Chairman Ben Bernanke said the central bank would consider further stimulus.  Additionally, in January 2012, the Fed pledged to keep the Fed funds rate target at the historically low range of 0.00% to 0.25% until late 2014.

Curian Capital, LLC (“Curian”) is dedicated to providing financial professionals and their clients with the most effective investment solutions possible to meet their financial goals.  Therefore, in November 2011, Curian launched the Curian Series Trust Funds, which give clients access to the expertise of investment management firms including Pacific Investment Management Company, LLC (“PIMCO”) and Wellington Management Company, LLP (“Wellington Management”).  Curian’s ongoing commitment to platform enhancements provides investors with a broader range of asset management solutions.

At Curian, we provide you with a state-of-the-art investment platform that offers you and your financial professional 24/7 access to choose the investment options necessary to achieve your financial goals.  Thank you for choosing Curian for your investment needs.

Michael A. Bell

President and Chief Executive Officer

Curian Series Trust

Curian Series Trust (Unaudited)

Schedules of Investments

April 30, 2012

Curian/PIMCO Income Fund

Sector Weightings:	Percentage of Total Investments
Financials	20.3%
Government Securities	15.0
Energy	12.7
Consumer Staples	6.0
Consumer Discretionary	5.7
U.S. Government Agency MBS	5.2
Utilities	4.5
Telecommunication Services	4.1
Materials	4.1
Health Care	3.5
Industrials	1.5
Non-U.S. Government Agency ABS	1.7
Information Technology	0.8
Purchased Options	0.1
Short Term Investments	14.8
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.9%
CVS Pass-Through Trust, 5.93%,01/10/34 (a)	$1,491,632	$1,658,649
Delta Air Lines Inc. Pass-Through Trust, 6.72%, 01/02/23	866,417	911,904
FedEx Corp. 2012 Pass-Through Trust, 2.63%, 01/15/18 (b)	1,500,000	1,500,208
SBA Tower Trust
4.25%, 04/15/15 (b)	1,000,000	1,045,811
5.10%, 04/15/17 (b)	1,000,000	1,088,207
United Air Lines Inc. 2009-1 Pass-Through Trust, 10.40%, 11/01/16	1,535,712	1,752,710
Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,639,455)		7,957,489

CORPORATE BONDS AND NOTES - 68.5%

CONSUMER DISCRETIONARY - 6.2%
Aviation Capital Group, 7.13%, 10/15/20 (b)	1,500,000	1,510,785
COX Communications Inc., 6.25%, 06/01/18 (b)	2,000,000	2,384,222
Daimler Finance North America LLC, 1.80%, 07/11/13 (b) (c)	2,000,000	2,016,232
Diageo Plc, 4.83%, 07/15/20	2,000,000	2,329,498
DIRECTV Holdings LLC, 3.13%, 02/15/16	1,000,000	1,040,740
NBCUniversal Media LLC
5.15%, 04/30/20	3,000,000	3,451,854
4.38%, 04/01/21	2,000,000	2,180,092
Reynolds Group Holdings Inc. Term Loan, 6.25%, 08/09/18 (c)	1,476,442	1,495,828
Reynolds Group Inc., 7.13%, 04/15/19 (b)	1,900,000	1,985,500
Target Corp., 6.50%, 10/15/37	2,000,000	2,599,144
Time Warner Cable Inc., 6.75%, 07/01/18	2,000,000	2,441,454
Time Warner Inc., 4.88%, 03/15/20	3,000,000	3,359,100
		26,794,449
CONSUMER STAPLES - 6.5%
Altria Group Inc.
7.75%, 02/06/14	1,000,000	1,116,175
9.70%, 11/10/18 (d)	1,000,000	1,357,837
9.25%, 08/06/19 (d)	1,000,000	1,364,501
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	4,000,000	5,292,220
Kraft Foods Inc.
1.34%, 07/10/13 (c)	1,000,000	1,005,104
6.13%, 08/23/18	2,700,000	3,265,653
Molson Coors Brewing Co., 5.00%, 05/01/42	1,000,000	1,020,552
Reynolds American Inc., 7.25%, 06/01/13	2,000,000	2,123,304
SABMiller Holdings Inc., 3.75%, 01/15/22 (b)	3,000,000	3,120,033
Tesco Plc, 2.00%, 12/05/14 (b)	1,500,000	1,522,336
Wal-Mart Stores Inc., 6.20%, 04/15/38	3,000,000	3,926,124
Wesfarmers Ltd., 2.98%, 05/18/16 (b)	1,000,000	1,026,951
Woolworths Ltd., 2.55%, 09/22/15 (b)	2,000,000	2,040,330
		28,181,120
ENERGY - 13.7%
AK Transneft OJSC, 5.67%, 03/05/14	1,400,000	1,482,600
Anadarko Petroleum Corp., 8.70%, 03/15/19	3,000,000	3,991,182
BG Energy Capital Plc, 4.00%, 10/15/21 (b)	3,000,000	3,208,245
BP AMI Leasing Inc., 5.52%, 05/08/19 (b)	5,010,000	5,768,233
Canadian Natural Resources Ltd., 3.45%, 11/15/21	4,395,000	4,537,609
Canadian Oil Sands Ltd., 4.50%, 04/01/22 (b)	100,000	102,694
Cenovus Energy Inc., 5.70%, 10/15/19	1,500,000	1,805,751
Encana Corp., 3.90%, 11/15/21 (e)	2,000,000	1,969,448
Energy Transfer Partners LP, 5.20%, 02/01/22	2,000,000	2,131,790
Everest Acquisition LLC, 6.88%, 05/01/19 (b)	300,000	315,000
Gazprom OAO, 8.13%, 07/31/14 (b)	2,700,000	2,993,652
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19 (b) (e)	2,100,000	2,145,593
NGPL PipeCo LLC
6.51%, 12/15/12 (b) (e)	2,000,000	1,992,868
7.12%, 12/15/17 (b) (e)	100,000	96,702
Northwest Pipeline GP, 6.05%, 06/15/18	2,000,000	2,386,436
OGX Petroleo e Gas Participacoes SA, 8.38%, 04/01/22 (b) (e)	1,000,000	1,020,000
Petrobras International Finance Co., 6.88%, 01/20/40	3,500,000	4,232,084
Petrohawk Energy Corp., 6.25%, 06/01/19 (e)	2,000,000	2,252,500
Plains All American Pipeline LP
8.75%, 05/01/19	1,000,000	1,319,213
6.65%, 01/15/37	400,000	477,031
Pride International Inc.
8.50%, 06/15/19	900,000	1,173,653
6.88%, 08/15/20	2,400,000	2,955,581
7.88%, 08/15/40	300,000	420,505
Rockies Express Pipeline LLC, 6.85%, 07/15/18 (b)	3,000,000	2,932,500
SandRidge Energy Inc., 8.13%, 10/15/22 (b) (e)	200,000	207,500
Southern Natural Gas Co., 4.40%, 06/15/21	2,000,000	2,102,692
Statoil ASA, 6.70%, 01/15/18	1,500,000	1,848,827
TNK-BP Finance SA, 7.50%, 07/18/16 (b)	1,300,000	1,460,875
Transocean Inc., 6.00%, 03/15/18	2,000,000	2,238,144
		59,568,908
FINANCIALS - 22.0%
Ally Financial Inc.
3.67%, 02/11/14 (c)	2,000,000	1,971,060
4.50%, 02/11/14	500,000	505,000
American Express Co., 6.15%, 08/28/17	2,200,000	2,607,066
American International Group Inc., 5.05%, 10/01/15	3,000,000	3,210,192
American Tower Corp., 4.50%, 01/15/18	2,000,000	2,111,870
Banco Santander Brasil SA, 4.25%, 01/14/16 (b)	2,000,000	1,960,000

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Bank of America Corp., 7.63%, 06/01/19	8,900,000	10,257,722
Barclays Bank Plc, 6.75%, 05/22/19	2,400,000	2,763,053
Caterpillar Financial Services Corp., 5.45%, 04/15/18	2,000,000	2,390,060
Citigroup Inc., 6.13%, 05/15/18	7,600,000	8,436,099
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.75%, 01/15/20 (b)	1,300,000	1,393,820
Ford Motor Credit Co. LLC, 8.70%, 10/01/14	1,800,000	2,060,818
Goldman Sachs Group Inc., 5.95%, 01/18/18	8,100,000	8,735,121
HSBC Bank Plc, 4.13%, 08/12/20 (b)	4,000,000	4,124,364
JPMorgan Chase & Co., 6.40%, 10/02/17	8,000,000	9,336,152
Lloyds TSB Bank Plc, 4.38%, 01/12/15 (b)	2,000,000	2,045,630
Morgan Stanley
5.95%, 12/28/17	1,000,000	1,028,315
7.30%, 05/13/19	5,600,000	6,010,676
National Rural Utilities Cooperative Finance Corp., 3.05%, 02/15/22	2,000,000	2,033,014
Royal Bank of Scotland Plc, 4.88%, 08/25/14 (b)	2,600,000	2,682,992
RPI Finance Trust Term Loan B, 4.00%, 05/10/18 (c)	1,490,084	1,494,748
SLM Corp., 5.38%, 05/15/14	1,300,000	1,345,570
Springleaf Financial Funding Co. Term Loan, 5.50%, 05/10/17 (c)	2,500,000	2,368,225
SSIF Nevada LP, 1.17%, 04/14/14 (b) (c)	1,500,000	1,488,516
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17 (a)	266,970	276,416
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (d)	1,560,000	1,605,561
UBS AG, 5.88%, 12/20/17	1,000,000	1,108,463
Wachovia Corp., 5.75%, 02/01/18	5,400,000	6,298,533
Weyerhaeuser Co., 7.38%, 10/01/19	1,300,000	1,531,908
Woodside Finance Ltd., 4.60%, 05/10/21 (b)	2,000,000	2,111,032
		95,291,996
HEALTH CARE - 3.8%
Amgen Inc.
4.50%, 03/15/20	2,800,000	3,089,179
4.10%, 06/15/21	700,000	747,456
3.88%, 11/15/21	1,100,000	1,156,423
5.15%, 11/15/41	600,000	625,288
Boston Scientific Corp., 4.50%, 01/15/15	3,000,000	3,224,976
Gilead Sciences Inc., 2.40%, 12/01/14	1,900,000	1,966,929
HCA Inc. Term Loan B-3, 3.55%, 05/01/18 (c)	2,500,000	2,458,200
Pharmaceutical Product Development Inc. Term Loan, 6.25%, 12/05/18 (c)	1,496,250	1,510,584
Teva Pharmaceutical Finance Co. BV, 2.40%, 11/10/16	1,500,000	1,556,708
		16,335,743
INDUSTRIALS - 1.7%
Asciano Finance Ltd., 4.63%, 09/23/20 (b)	1,000,000	984,934
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	856,000	885,960
Burlington Northern Santa Fe LLC, 5.40%, 06/01/41	2,500,000	2,784,747
Colfax Corp. Term Loan
3.24%, 01/13/17 (c)	213,000	210,248
3.24%, 01/13/17 (c)	927,000	915,023
CSX Corp., 4.75%, 05/30/42	1,500,000	1,504,916
		7,285,828
INFORMATION TECHNOLOGY - 0.9%
Hewlett-Packard Co.
0.89%, 05/30/14 (c)	2,000,000	1,976,000
2.02%, 09/19/14 (c) (e)	1,700,000	1,722,809
		3,698,809
MATERIALS - 4.4%
ArcelorMittal, 7.00%, 10/15/39 (d)	2,000,000	1,950,204
Barrick North America Finance LLC, 4.40%, 05/30/21	2,500,000	2,692,737
Cliffs Natural Resources Inc., 4.88%, 04/01/21	1,500,000	1,578,554
Dow Chemical Co., 8.55%, 05/15/19 (d)	1,000,000	1,326,007
Ecolab Inc.
2.38%, 12/08/14	800,000	828,086
4.35%, 12/08/21	2,000,000	2,180,946
Freeport-McMoRan Copper & Gold Inc., 1.40%, 02/13/15	2,000,000	1,998,468
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	1,500,000	1,709,633
LyondellBasell Industries NV, 5.75%, 04/15/24 (b)	600,000	619,500
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (b)	2,000,000	2,060,326
Teck Resources Ltd., 10.25%, 05/15/16	2,000,000	2,292,748
		19,237,209
TELECOMMUNICATION SERVICES - 4.4%
AT&T Inc.
6.50%, 09/01/37	1,000,000	1,225,780
5.35%, 09/01/40	3,000,000	3,278,991
Crown Castle Towers LLC, 5.50%, 01/15/17 (b)	1,500,000	1,656,173
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (b)	2,600,000	2,694,130
France Telecom SA, 4.13%, 09/14/21 (e)	1,500,000	1,543,419
Rogers Communications Inc., 6.80%, 08/15/18	2,000,000	2,495,644
Telstra Corp. Ltd., 4.80%, 10/12/21 (b)	2,000,000	2,221,916
Verizon Wireless Capital LLC, 8.50%, 11/15/18	3,000,000	4,130,847
		19,246,900
UTILITIES - 4.9%
Appalachian Power Co., 5.00%, 06/01/17	2,000,000	2,261,358
CMS Energy Corp., 5.05%, 02/15/18	1,500,000	1,587,579
Constellation Energy Group Inc., 5.15%, 12/01/20	2,500,000	2,771,067
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (b)	1,400,000	1,555,119
E.ON International Finance BV, 5.80%, 04/30/18 (b)	1,300,000	1,535,400
IPALCO Enterprises Inc., 7.25%, 04/01/16 (b)	1,400,000	1,526,000
Jersey Central Power & Light Co., 4.80%, 06/15/18	3,000,000	3,324,204
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,500,000	1,809,566
Puget Energy Inc., 6.50%, 12/15/20	1,500,000	1,638,300
Virginia Electric and Power Co., 2.95%, 01/15/22	3,000,000	3,067,419
		21,076,012
Total Corporate Bonds and Notes (cost $287,681,891)		296,716,973

GOVERNMENT AND AGENCY OBLIGATIONS - 21.9%

GOVERNMENT SECURITIES - 16.3%
Municipals - 2.2%
City of New York, 5.97%, 03/01/36	1,000,000	1,253,730

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Los Angeles Community College District, 6.75%, 08/01/49	1,165,000	1,566,331
Metropolitan Transportation Authority, 6.81%, 11/15/40	1,000,000	1,278,020
New Jersey State Turnpike Authority, 7.10%, 01/01/41	1,420,000	1,987,219
Port Authority of New York & New Jersey, GO, 4.93%, 10/01/51	1,000,000	1,104,910
Sacramento Municipal Utility District, 6.16%, 05/15/36	1,000,000	1,184,230
Triborough Bridge & Tunnel Authority, GO, 5.50%, 11/15/39	1,000,000	1,168,230
		9,542,670
Sovereign - 0.9%
Russian Foreign Bond, 3.25%, 04/04/17 (b) (e)	3,800,000	3,852,250

U.S. Treasury Securities - 13.2%
U.S. Treasury Bond, 3.13%, 02/15/42	5,500,000	5,515,466
U.S. Treasury Note
2.13%, 08/15/21 (f)	7,100,000	7,281,937
2.00%, 11/15/21 (f)	33,500,000	33,866,423
2.00%, 02/15/22 (e)	10,610,000	10,689,575
		57,353,401
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.6%
Federal National Mortgage Association - 5.6%
Federal National Mortgage Association, 4.00%, 05/15/42 , TBA (g)	23,000,000	24,326,093
Total Government and Agency Obligations (cost $93,927,243)		95,074,414

PURCHASED OPTIONS - 0.1%
AUD versus USD Put Option, Strike Price 1.00, Expiration 06/11/12, DUB	2,760	7,621
EUR versus USD Put Option, Strike Price 1.26, Expiration 06/11/12, BBP	1,010	1,509
EUR versus USD Put Option, Strike Price 1.26, Expiration 06/11/12, DUB	2,179	3,256
Interest Rate Put Swaption, 3 month LIBOR versus 3.88% fixed, Expiration 04/14/14, DUB	50	250,554
Total Options (cost $328,234)		262,940

SHORT TERM INVESTMENTS - 16.0%
Repurchase Agreements - 2.9%
Repurchase Agreement with BCL, 0.21% (Collateralized by $7,056,667 Government National Mortgage Association, 4.50%, due on 03/20/41, value $7,729,300) acquired on 04/30/12, due on 05/01/12 at $7,500,044	$7,500,000	7,500,000
Repurchase Agreement with JPM, 0.22% (Collateralized by $3,590,000 Federal Home Loan Mortgage Corp. 5.50%, due on 08/20/12, value $3,648,216 and $1,417,000 Federal National Mortgage Association, 0.75% due on 12/6/13, value $1,417,788) acquired on 04/30/12, due 05/01/12 at $5,000,031	5,000,000	5,000,000
		12,500,000
Securities Lending Collateral - 3.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.22% (h)	6,767,440	6,767,440
Repurchase Agreement with CSI, 0.17%, (Collateralized by $7,703,142 U.S. Treasury Inflation Indexed Note, 0.63% - 1.88%, due 07/15/13 - 07/15/21, value $9,194,453) acquired on 04/30/12, due 05/01/12 at $9,014,193	$9,014,150	9,014,150
		15,781,590
Treasury Securities - 9.5%
U.S. Treasury Bill
0.05%, 06/28/12 (f)	381,000	380,955
0.13%, 08/09/12	1,600,000	1,599,566
0.12%, 08/16/12	1,800,000	1,799,411
0.13%, 08/23/12	2,100,000	2,099,286
0.15%, 08/30/12	3,870,000	3,868,603
0.13%, 09/06/12 (f)	13,200,000	13,194,377
0.14%, 09/13/12	6,700,000	6,696,858
0.14%, 09/27/12	1,900,000	1,898,999
0.13%, 10/18/12	9,589,000	9,582,556
		41,120,611
Total Short Term Investments (cost $69,400,901)		69,402,201

Total Investments - 108.4% (cost $458,977,724)		469,414,017
Other Assets and Liabilities, Net - (8.4%) (f)		(36,284,374)
Total Net Assets - 100.0%		$433,129,643

†	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts.
(a)

Restricted security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities note below.

(b)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Advisor and Fund deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of April 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $80,197,733.

(c)	Variable rate security. Rate stated was in effect as of April 30, 2012.
(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	All or portion of the security was on loan.
(f)	All or a portion of the securities or cash is pledged as collateral. See Pledged or Segregated Collateral note in the Notes to the Financial Statements.
(g)	Investment purchased on a delayed delivery basis. As of April 30, 2012, the total cost of investments purchased on a delayed delivery basis was $24,714,947.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2012.

See accompanying Notes to Financial Statements.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The Fund held the following restricted securities, including Rule 144A securities that have not been deemed liquid, at April 30, 2012:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

CVS Pass-Through Trust, 5.93%, 01/10/34	12/08/2011	$1,491,632	$1,658,649	0.4%
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17	01/20/2012	276,190	276,416	0.1
		$1,767,822	$1,935,065	0.5%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions
Call Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013	N/A	191	$(387,001)
Call Swaption, 3 month LIBOR versus 1.70% fixed, MSC	03/18/2013	N/A	23	(46,602)
Put Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013	N/A	191	(166,466)
Put Swaption, 3 month LIBOR versus 1.70% fixed, MSC	03/18/2013	N/A	23	(20,045)
Put Swaption, 3 month LIBOR versus 2.85% fixed, DUB	04/14/2014	N/A	208	(222,824)
			636	$(842,938)

Summary of Written Options

	Contracts	Premiums
Options outstanding at November 3, 2011	—	$—
Options written during the period	(636)	(912,250)
Options closed during the period	—	—
Options expired during the period	—	—
Options outstanding at April 30, 2012	(636)	$(912,250)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
CAD/USD	06/21/2012	BCL	CAD	2,947,000	$2,979,818	$4,688
CNY/USD	06/01/2012	DUB	CNY	55,392,900	8,770,042	(44,869)
EUR/USD	06/14/2012	BCL	EUR	2,000,000	2,647,907	31,883
EUR/USD	06/14/2012	BCL	EUR	160,000	211,833	3,401
EUR/USD	06/14/2012	CSI	EUR	1,010,000	1,337,193	(274)
KRW/USD	07/12/2012	CSI	KRW	811,976,000	715,008	(4,510)
MXN/USD	06/15/2012	BCL	MXN	9,848,415	752,835	(7,062)
NOK/USD	05/24/2012	BCL	NOK	8,693,000	1,517,607	23,068
PHP/USD	06/08/2012	DUB	PHP	32,250,000	761,623	4,758
SGD/USD	05/15/2012	DUB	SGD	1,908,977	1,542,624	11,498
USD/AUD	06/07/2012	BOA	AUD	(7,333,000)	(7,609,619)	(49,296)
USD/BRL	06/04/2012	BCL	BRL	(687,645)	(358,175)	11,825
USD/CAD	06/21/2012	BCL	CAD	(802,000)	$(810,931)	$(8,545)
USD/CNY	06/01/2012	MSC	CNY	(7,410,392)	(1,173,245)	3,755
USD/CNY	06/01/2012	BCL	CNY	(7,234,104)	(1,145,334)	3,666
USD/CNY	06/01/2012	DUB	CNY	(19,615,086)	(3,105,545)	8,454
USD/CNY	10/15/2012	BCL	CNY	(7,315,852)	(1,155,898)	7,102
USD/CNY	10/15/2012	BCL	CNY	(7,314,107)	(1,155,622)	7,378
USD/CNY	10/15/2012	DUB	CNY	(6,498,690)	(1,026,787)	7,213
USD/EUR	06/14/2012	BCL	EUR	(10,000)	(13,240)	(59)
USD/EUR	07/16/2012	BOA	EUR	(6,843,000)	(9,061,836)	(115,812)
USD/EUR	07/16/2012	BCL	EUR	(450,000)	(595,912)	(6,951)
USD/MXN	06/15/2012	DUB	MXN	(213,000)	(16,282)	358
					$(5,991,936)	$(108,331)

Schedule of Interest Rate Swap Agreements

Over-the-Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation

BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	22,600,000	$4,713
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	54,800,000	13,794
CSI	6-Month Australian Bank Bill	Paying	4.75%	06/15/2022	AUD	7,600,000	196,060
GSB	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	8,500,000	6,564

See accompanying Notes to Financial Statements.

Schedule of Interest Rate Swap Agreements (continued)

Over-the-Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation
GSB	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	39,000,000	$18,064
GSC	Brazil Interbank Deposit Rate	Paying	9.98%	01/02/2014	BRL	100,000,000	827,368
MSC	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	240,000,000	161,287
							$1,227,850

Schedule of Credit Default Swap Agreements

Over-the-Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (3)	Fixed Rate (5)	Expiration Date	Notional Amount (1),(4)	Value	Unrealized Appreciation / (Depreciation)
Credit Default Swap Agreements - sell protection(2)
BNP	Alcoa Inc., 5.72%, 02/23/2019	2.66%	1.00%	03/20/2017	$(1,000,000)	$(74,730)	$41,608
GSI	Australian Government Bond, 6.50%, 05/15/2013	0.70%	1.00%	12/20/2016	(2,300,000)	31,491	9,135
BBP	CDX.NA.IG.17	0.89%	1.00%	12/20/2016	(6,000,000)	28,555	10,545
BNP	CDX.NA.IG.17	0.89%	1.00%	12/20/2016	(2,330,000)	11,089	3,732
BOA	CDX.NA.IG.17	0.89%	1.00%	12/20/2016	(2,500,000)	11,898	6,715
MSS	CDX.NA.IG.17	0.89%	1.00%	12/20/2016	(2,000,000)	9,518	5,991
MSS	CDX.NA.IG.17	1.19%	1.00%	12/20/2021	(75,000)	(1,165)	9,477
BOA	CDX.NA.IG.18	0.95%	1.00%	06/20/2017	(9,500,000)	22,057	10,467
CSI	CDX.NA.IG.18	0.95%	1.00%	06/20/2017	(4,600,000)	10,680	7,328
DUB	CDX.NA.IG.18	0.95%	1.00%	06/20/2017	(2,000,000)	4,643	(6,068)
GSI	CDX.NA.IG.18	0.95%	1.00%	06/20/2017	(400,000)	929	(919)
MSS	CDX.NA.IG.18	0.95%	1.00%	06/20/2017	(8,210,000)	19,061	1,137
BBP	Chesapeake Energy Corp., 6.63%, 08/15/2020	6.36%	5.00%	06/20/2017	(1,100,000)	(61,093)	(7,163)
GSI	Chesapeake Energy Corp., 6.63%, 08/15/2020	6.36%	5.00%	06/20/2017	(1,100,000)	(61,093)	(12,815)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.24%	1.00%	06/20/2017	(4,100,000)	(48,212)	11,436
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.15%	1.00%	12/20/2016	(6,500,000)	(44,833)	76,485
BNP	General Electric Capital Corp., 5.63%, 09/15/2017	1.44%	1.00%	03/20/2017	(5,000,000)	(101,986)	169,815
GSI	Japanese Government Bond, 2.00%, 03/21/2022	0.87%	1.00%	12/20/2016	(3,300,000)	19,106	57,891
BNP	Morgan Stanley, 6.60%, 04/01/2012	2.70%	1.00%	03/20/2013	(1,700,000)	(25,389)	5,940
GSI	NRG Energy Inc., 8.50%, 06/15/2019	6.39%	5.00%	06/20/2017	(1,000,000)	(57,495)	27,783
MSC	People’s Republic of China, 4.75%, 10/29/2013	1.03%	1.00%	12/20/2016	(4,000,000)	(5,704)	47,633
DUB	Republic of Korea, 4.88%, 09/22/2014	1.12%	1.00%	12/20/2016	(5,000,000)	(25,848)	66,328
BNP	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	1.18%	1.00%	03/20/2017	(2,000,000)	(17,174)	52,976
GSI	Russia - Eurobond, 7.50%, 03/31/2030	1.85%	1.00%	12/20/2016	(2,300,000)	(86,779)	64,966
BOA	Tokyo Electric Power Co., 0.68%, 05/30/2013	7.23%	1.00%	12/20/2013	(1,002,255)	(93,990)	85,478
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.57%	1.00%	12/20/2016	(3,000,000)	59,202	51,730
MSC	United Mexican States, 5.95%, 03/19/2019	1.09%	1.00%	12/20/2016	(6,000,000)	(23,244)	81,708
					$(88,017,255)	$(500,506)	$879,339

Centrally Cleared Credit Default Swap Agreements

Credit Default Swap Agreements - sell protection(2)
n/a	CDX.NA.IG.18	0.95%	1.00%	06/20/2017	$(43,950,000)	$114,187	$(67,077)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging market country and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(5)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Summary of Investments by Country (as a percentage of total long-term investments)* :

Australia	3.0%
Belgium	1.3
Brazil	1.8
Canada	4.0
European Union	—
France	0.4
Germany	1.1
Ireland	0.2
Israel	0.4
Luxembourg	0.5
Netherlands	0.3
New Zealand	0.5
Norway	0.5
Russian Federation	2.4
Switzerland	0.3
United Kingdom	4.7
United States	78.6
Total Long-Term Investments	100.0%

* The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Curian/PIMCO Total Return Fund

Sector Weightings:	Percentage of Total Investments
Government Securities	40.3%
U.S. Government Agency MBS	29.8
Financials	20.2
Non-U.S. Government Agency ABS	2.5
Energy	1.2
Health Care	0.7
Utilities	0.5
Telecommunication Services	0.5
Consumer Staples	0.4
Materials	0.4
Industrials	0.4
Consumer Discretionary	0.3
Information Technology	0.1
Short Term Investments	2.7
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.0%
Bear Stearns CMBS REMIC, 5.47%, 01/12/45 (a)	$700,000	$795,791
Citigroup Commercial Mortgage Trust REMIC, 5.89%, 12/10/49 (a)	450,000	516,664
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	179,857	194,695
7.75%, 12/17/19	350,898	400,024
First Horizon Alternative Mortgage Securities REMIC, 2.39%, 06/25/34 (a)	1,006,027	882,382
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	1,200,000	1,327,912
GSR Mortgage Loan Trust REMIC, 2.65%, 09/25/35 (a)	2,570,883	2,492,759
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.34%, 05/15/47	1,400,000	1,542,302
5.42%, 01/15/49	400,000	445,674
5.88%, 02/15/51 (a)	700,000	786,066
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.49%, 03/12/51 (a)	1,500,000	1,620,201
Morgan Stanley Capital I REMIC, 5.81%, 12/12/49	1,000,000	1,151,992
Morgan Stanley Re-REMIC Trust, 5.98%, 08/12/45 (a) (b)	1,500,000	1,693,014
Northwest Airlines 2000-1 Pass Through Trust, 7.15%, 10/01/19	7,936,544	7,976,227
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.60%, 10/01/35 (a)	4,940,916	4,929,270
PHH Mortgage Capital LLC REMIC, 5.59%, 07/18/35 (a)	2,176,182	2,032,497
SBA Tower Trust, 5.10%, 04/15/17 (b)	100,000	108,821
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	1,000,000	1,083,707
Total Non-U.S. Government Agency Asset-Backed Securities (cost $28,889,728)		29,979,998

CORPORATE BONDS AND NOTES - 30.0%
CONSUMER DISCRETIONARY - 0.4%
COX Communications Inc., 7.13%, 10/01/12	2,000,000	2,053,742
Time Warner Cable Inc., 6.20%, 07/01/13	1,700,000	1,805,002
		3,858,744
CONSUMER STAPLES - 0.5%
Cadbury Schweppes U.S. Finance LLC, 5.13%, 10/01/13 (b)	1,400,000	1,478,429
General Mills Inc., 5.25%, 08/15/13	700,000	740,687
UST LLC, 6.63%, 07/15/12	3,000,000	3,036,342
		5,255,458
ENERGY - 1.5%
Gazprom OAO
8.13%, 07/31/14 (b)	600,000	665,256
6.21%, 11/22/16 (b) (c)	600,000	654,414
8.15%, 04/11/18 (b)	1,300,000	1,533,805
7.20%, 02/01/20	155,142	170,624
6.51%, 03/07/22	100,000	109,770
8.63%, 04/28/34	1,900,000	2,434,983
Kinder Morgan Energy Partners LP, 5.85%, 09/15/12	2,800,000	2,846,684
Peabody Energy Corp., 6.50%, 09/15/20	100,000	102,750
Petrobras International Finance Co.
7.88%, 03/15/19	300,000	370,905
5.75%, 01/20/20	1,200,000	1,339,390
Petroleos Mexicanos
8.00%, 05/03/19	200,000	254,000
5.50%, 01/21/21	200,000	222,600
Plains All American Pipeline LP, 4.25%, 09/01/12	2,350,000	2,373,411
Tennessee Gas Pipeline Co., 8.00%, 02/01/16	800,000	932,556
TNK-BP Finance SA
7.50%, 03/13/13 (b)	500,000	523,750
7.50%, 07/18/16	400,000	449,500
7.25%, 02/02/20	100,000	114,819
		15,099,217
FINANCIALS - 24.4%
Ally Financial Inc.
6.88%, 08/28/12	400,000	405,000
7.50%, 12/31/13	1,500,000	1,601,250
American Express Bank FSB, 6.00%, 09/13/17	3,300,000	3,897,637
American Express Co.
7.00%, 03/19/18	9,200,000	11,386,665
6.80%, 09/01/66	3,489,000	3,564,013
American International Group Inc.
5.85%, 01/16/18	1,000,000	1,099,799
8.25%, 08/15/18	2,500,000	3,029,075
6.40%, 12/15/20	800,000	918,927
ANZ National International Ltd., 6.20%, 07/19/13 (b)	800,000	844,084
Banco do Brasil SA
4.50%, 01/22/15 (b)	1,300,000	1,358,500
6.00%, 01/22/20 (b)	400,000	456,000
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (b)	2,900,000	3,001,500
Banco Santander Brasil SA
2.57%, 03/18/14 (a) (b)	7,700,000	7,650,797
4.25%, 01/14/16 (b)	1,000,000	980,000
Bank of America Corp.
0.97%, 09/11/12 (a)	1,300,000	1,299,173
4.75%, 05/23/17 (a), EUR	1,200,000	1,326,344
6.00%, 09/01/17	100,000	106,975
7.63%, 06/01/19	2,500,000	2,881,383
Barclays Bank Plc
5.45%, 09/12/12	3,000,000	3,048,351
2.38%, 01/13/14	1,400,000	1,409,570
BNP Paribas SA, 1.37%, 01/10/14 (a)	1,300,000	1,270,772
Cantor Fitzgerald LP, 7.88%, 10/15/19 (b)	850,000	855,158

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Capital One Financial Corp., 6.75%, 09/15/17	900,000	1,078,394
CBA Capital Trust II, 6.02%, (callable at 100 beginning 03/15/16) (b) (d)	4,400,000	4,142,917
Citigroup Inc.
5.00%, 09/15/14	4,900,000	5,067,379
2.20%, 05/15/18 (a)	500,000	475,293
Credit Agricole Home Loan SFH, 1.22%, 07/21/14 (a) (b)	1,800,000	1,765,040
Credit Agricole SA
8.13% (callable at 100 beginning 10/26/19) (d), GBP	700,000	863,384
1.92%, 01/21/14 (a) (b)	1,500,000	1,467,062
Export-Import Bank of Korea, 4.00%, 01/29/21	600,000	599,312
Ford Motor Credit Co. LLC
8.00%, 06/01/14	1,800,000	2,002,345
6.63%, 08/15/17	1,000,000	1,149,428
5.88%, 08/02/21	1,300,000	1,469,114
Goldman Sachs Group Inc.
3.30%, 05/03/15	1,600,000	1,598,864
6.15%, 04/01/18	6,700,000	7,292,883
5.38%, 03/15/20	5,500,000	5,706,668
HBOS Plc
0.68%, 09/06/17 (a)	2,571,000	1,853,048
6.75%, 05/21/18 (b)	900,000	826,987
HSBC Finance Corp., 0.92%, 06/01/16 (a)	1,100,000	1,011,656
ICICI Bank Ltd., 5.75%, 11/16/20	2,700,000	2,661,530
Industrial Bank of Korea, 3.75%, 09/29/16 (b)	1,500,000	1,540,715
International Lease Finance Corp., 6.63%, 11/15/13	1,300,000	1,339,000
Intesa Sanpaolo SpA, 2.89%, 02/24/14 (a) (b)	1,700,000	1,654,862
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (d)	4,100,000	4,492,124
1.27%, 01/24/14 (a)	3,600,000	3,618,058
3.15%, 07/05/16	500,000	518,200
6.30%, 04/23/19	700,000	819,614
4.40%, 07/22/20	1,200,000	1,270,790
JPMorgan Chase Capital XXIII, 1.50%, 05/15/47	3,878,000	2,869,801
KeyBank NA, 7.41%, 05/06/15	10,000,000	11,295,160
Korea Development Bank, 8.00%, 01/23/14	100,000	109,712
LBG Capital No.1 Plc, 7.88%, 11/01/20 (b)	3,000,000	2,617,995
LBG Capital No.2 Plc, 11.25%, 09/14/23, GBP	400,000	620,793
Lincoln National Corp., 8.75%, 07/01/19	500,000	639,576
Lloyds TSB Bank Plc, 5.80%, 01/13/20 (b)	5,300,000	5,493,985
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	14,700,000	15,890,920
6.88%, 04/25/18	2,900,000	3,231,592
Morgan Stanley
3.01%, 05/14/13 (a)	1,000,000	1,001,793
3.45%, 11/02/15	4,000,000	3,912,516
5.95%, 12/28/17	1,900,000	1,953,799
7.30%, 05/13/19	1,200,000	1,288,002
Nationwide Building Society, 6.25%, 02/25/20 (b)	1,400,000	1,487,770
Nomura Holdings Inc, 6.70%, 03/04/20	5,100,000	5,581,613
Nordea Bank AB, 4.88%, 01/27/20 (b)	15,300,000	16,503,988
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (b)	490,000	521,850
Ohio National Financial Services Inc., 6.38%, 04/30/20 (b)	2,500,000	2,775,425
Pacific LifeCorp., 6.00%, 02/10/20 (b)	8,700,000	9,634,128
PNC Preferred Funding Trust, 2.12%, (callable at 100 beginning 03/15/17) (a) (b) (d)	400,000	308,064
Royal Bank of Scotland Group Plc
4.88%, 03/16/15	1,000,000	1,039,185
3.95%, 09/21/15	13,900,000	14,085,106
Sberbank of Russia
4.95%, 02/07/17 (b)	200,000	204,000
6.13%, 02/07/22 (b) (c)	200,000	206,300
SLM Corp.
5.14%, 06/15/16	10,000,000	9,757,220
8.45%, 06/15/18	1,500,000	1,642,500
8.00%, 03/25/20	900,000	956,250
Societe Generale SA
1.52%, 04/11/14 (a) (b)	7,200,000	6,870,816
9.38% (callable at 100 beginning 09/04/19) (d), EUR	1,200,000	1,463,426
TransCapitalInvest Ltd.
8.70%, 08/07/18	200,000	247,000
8.70%, 08/07/18 (b)	350,000	432,250
UBS AG, 5.75%, 04/25/18	900,000	989,469
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (d)	9,400,000	8,742,000
Wachovia Corp., 5.75%, 02/01/18	1,600,000	1,866,232
White Nights Finance BV, 10.50%, 03/25/14	100,000	113,850
		245,029,726
HEALTH CARE - 0.9%
HCA Inc.
6.50%, 02/15/20	400,000	428,000
7.25%, 09/15/20	1,150,000	1,273,625
HCA Inc. Extended Term Loan, 6.90%, 05/02/16 (a)	4,180,000	4,076,796
Sanofi-Aventis SA, 0.78%, 03/28/14 (a)	2,800,000	2,813,196
		8,591,617
INDUSTRIALS - 0.5%
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	3,400,000	3,539,329
RZD Capital Ltd., 5.74%, 04/03/17	200,000	213,748
Union Pacific Corp., 4.16%, 07/15/22	700,000	768,631
		4,521,708
INFORMATION TECHNOLOGY - 0.1%
Xerox Corp., 5.50%, 05/15/12	1,300,000	1,302,167

MATERIALS - 0.5%
Corp. Nacional del Cobre de Chile, 6.15%, 10/24/36 (b)	100,000	122,979
Dow Chemical Co., 8.55%, 05/15/19 (e)	1,200,000	1,591,208
Gerdau Holdings Inc., 7.00%, 01/20/20 (b)	1,000,000	1,137,500
Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/07/20 (b)	200,000	189,331
GTL Trade Finance Inc.
7.25%, 10/20/17	200,000	228,500
7.25%, 10/20/17 (b)	300,000	342,750
Vale Overseas Ltd.
5.63%, 09/15/19	400,000	450,195
4.63%, 09/15/20	700,000	741,287
		4,803,750
TELECOMMUNICATION SERVICES - 0.6%
America Movil SAB de CV
5.00%, 10/16/19	2,700,000	3,057,234
5.00%, 03/30/20	800,000	903,765
Crown Castle Towers LLC, 5.50%, 01/15/17 (b)	100,000	110,412
Deutsche Telekom International Finance BV, 5.88%, 08/20/13	1,500,000	1,590,727

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Vivendi SA, 2.40%, 04/10/15 (f)	400,000	396,877
		6,059,015
UTILITIES - 0.6%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (b)	200,000	234,500
Duke Energy Corp., 5.65%, 06/15/13	1,700,000	1,789,265
EDF SA, 4.60%, 01/27/20 (b)	3,000,000	3,229,116
Electricite de France SA, 6.50%, 01/26/19 (b)	900,000	1,062,671
Nakilat Inc., 6.07%, 12/31/33	100,000	108,500
		6,424,052
Total Corporate Bonds and Notes (cost $290,865,515)		300,945,454

GOVERNMENT AND AGENCY OBLIGATIONS - 85.8%
GOVERNMENT SECURITIES - 49.3%
Federal Home Loan Mortgage Corp. - 0.4% (g)
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17	600,000	599,537
1.25%, 05/12/17	100,000	100,739
5.50%, 08/23/17 (c)	2,400,000	2,935,678
2.38%, 01/13/22 (c)	600,000	603,622
		4,239,576
Federal National Mortgage Association - 5.9% (g)
Federal National Mortgage Association
5.25%, 09/15/16	100,000	118,592
1.25%, 01/30/17 (c)	45,800,000	46,359,538
5.00%, 02/13/17 - 05/11/17	4,800,000	5,703,339
1.13%, 04/27/17 (c)	1,100,000	1,104,676
5.38%, 06/12/17 (c)	4,800,000	5,822,520
		59,108,665
Municipals - 2.6%
American Municipal Power Inc., 8.08%, 02/15/50	2,200,000	3,099,294
Bay Area Toll Authority, 6.91%, 10/01/50	1,000,000	1,361,300
Bay Area Toll Authority, Toll Bridge Revenue, RB - Series S1, 7.04%, 04/01/50	2,000,000	2,737,920
Las Vegas Valley Water District, 7.26%, 06/01/34	10,000,000	11,420,500
New Jersey State Turnpike Authority, 7.10%, 01/01/41	2,000,000	2,798,900
New York City Municipal Water Finance Authority, 5.44%, 06/15/43	2,000,000	2,434,360
State of California, 7.60%, 11/01/40	1,000,000	1,324,330
State of Iowa, 6.75%, 06/01/34	400,000	462,008
		25,638,612
Sovereign - 2.3%
Canada Housing Trust No. 1, 2.65%, 03/15/22 (b), CAD	3,100,000	3,145,032
Province of Ontario, Canada
3.15%, 06/02/22, CAD	4,500,000	4,577,714
4.60%, 06/02/39, CAD	2,000,000	2,355,904
Province of Quebec, Canada
4.50%, 12/01/18 - 12/01/19, CAD	7,200,000	8,147,806
4.25%, 12/01/21, CAD	2,600,000	2,887,360
3.50%, 12/01/22, CAD	1,300,000	1,352,613
Qatar Government International Bond, 6.40%, 01/20/40 (b)	700,000	837,375
		23,303,804
Treasury Inflation Index Securities - 3.1%
U.S. Treasury Inflation Indexed Note
0.63%, 07/15/21 (h)	7,575,825	8,364,180
2.38%, 01/15/25 - 01/15/27 (h)	9,622,388	12,656,773
2.00%, 01/15/26 (h)	6,882,300	8,681,375
1.75%, 01/15/28 (h)	869,376	1,071,235
		30,773,563
U.S. Treasury Securities - 35.0%
U.S. Treasury Note
0.25%, 03/31/14	1,300,000	1,299,797
0.88%, 12/31/16 (i)	169,900,000	170,908,866
1.00%, 03/31/17	1,400,000	1,414,000
1.38%, 11/30/18 (i)	174,519,000	176,332,427
3.38%, 11/15/19	1,500,000	1,709,532
		351,664,622

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 36.5%
Federal Home Loan Mortgage Corp. - 5.8%
Federal Home Loan Mortgage Corp.
4.50%, 09/01/35 - 12/01/41	24,495,514	26,162,579
5.50%, 08/01/38 - 12/01/38	13,908,055	15,155,977
4.00%, 05/15/42, TBA (j)	14,000,000	14,767,813
REMIC, 0.96%, 05/15/37 (a)	2,606,673	2,608,950
		58,695,319
Federal National Mortgage Association - 30.7%
Federal National Mortgage Association
3.50%, 08/01/20 - 01/01/42	90,567,368	95,640,249
2.50%, 05/15/27, TBA (j)	8,000,000	8,187,500
3.00%, 05/15/27, TBA (j)	91,000,000	94,952,812
3.50%, 05/15/27 - 06/15/42, TBA (j)	23,000,000	23,972,030
4.50%, 04/01/29 - 01/01/42	36,009,666	38,639,539
4.00%, 04/01/41	7,728,876	8,183,098
4.00%, 05/15/42, TBA (j)	23,000,000	24,326,093
5.50%, 05/15/42, TBA (j)	13,000,000	14,214,687
		308,116,008
Total Government and Agency Obligations (cost $853,063,542)		861,540,169

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Wells Fargo & Co., Convertible Preferred, 7.50%	3,200	3,584,096
Total Preferred Stocks (cost $3,557,200)		3,584,096

SHORT TERM INVESTMENTS - 3.2%
Repurchase Agreements - 0.2%
Repurchase Agreement with JPM, 0.21% (Collateralized by $2,404,200 U.S. Treasury Inflation Indexed Note, 1.25%, due on 03/15/14, value $2,425,063) acquired on 04/30/12, due 05/01/12 at $2,400,014	$2,400,000	2,400,000
Securities Lending Collateral - 2.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.22% (k)	3,000,000	3,000,000
Repurchase Agreement with CSI, 0.17%, (Collateralized by $22,751,434 U.S. Treasury Inflation Indexed Note, 0.63% - 1.88%, due 07/15/13 - 07/15/21, value $27,156,058) acquired on 04/30/12, due 05/01/12 at $26,623,656	$26,623,530	26,623,530
		29,623,530
Treasury Securities - 0.1%
U.S. Treasury Bill
0.13%, 08/23/12 (i)	330,000	329,888
0.13%, 09/06/12 (i)	360,000	359,846
0.14%, 09/13/12 (i)	290,000	289,864

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
0.15%, 02/07/13 (i)	310,000	309,612
		1,289,210
Total Short Term Investments (cost $33,312,713)		33,312,740

Total Investments - 122.4% (cost $1,209,688,698)		1,229,362,457
Total Forward Sales Commitments - (0.2%) (proceeds $2,124,688)		(2,141,250)
Other Assets and Liabilities, Net - (22.2%)		(223,074,794)
Total Net Assets - 100.0%		$1,004,146,413

FORWARD SALES COMMITMENTS - 0.2%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
Federal National Mortgage Association - 0.2%
Federal National Mortgage Association, 4.50%, 05/15/42, TBA (j)	$2,000,000	$2,141,250
Total Government and Agency Obligations - 0.2% (proceeds $2,124,688)		$2,141,250

†	Par amounts are listed in USD unless otherwise noted.
(a)	Variable rate security. Rate stated was in effect as of April 30, 2012.
(b)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Advisor and Fund deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of April 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $94,208,673.

(c)	All or portion of the security was on loan.
(d)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)

Restricted security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities note below.

(g)	This category of securities is a direct debt of the agency and not collateralized by mortgages.
(h)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(i)	All or a portion of the securities or cash is pledged as collateral. See Pledged or Segregated Collateral note in the Notes to the Financial Statements.
(j)	Investment purchased on a delayed delivery basis. As of April 30, 2012, the total cost of investments purchased on a delayed delivery basis $263,939,299.
(k)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2012.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The Fund held the following restricted securities, including Rule 144A securities that have not been deemed liquid, at April 30, 2012:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Vivendi SA, 2.40%, 04/10/15	04/04/2012	$399,976	$396,877	—%

See accompanying Notes to Financial Statements.

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions
Call Swaption, 3 month LIBOR versus 1.40% fixed, CSI	03/18/2013	N/A	20	$(21,070)
Call Swaption, 3 month LIBOR versus 1.40% fixed, MSC	03/18/2013	N/A	31	(32,658)
Put Swaption, 3 month LIBOR versus 1.40% fixed, CSI	03/18/2013	N/A	20	(26,972)
Put Swaption, 3 month LIBOR versus 1.40% fixed, MSC	03/18/2013	N/A	31	(41,807)
Put Swaption, 3 month LIBOR versus 1.55% fixed, CSI	08/13/2012	N/A	109	(19,479)
Put Swaption, 3 month LIBOR versus 1.55% fixed, DUB	08/13/2012	N/A	612	(109,371)
Put Swaption, 3 month LIBOR versus 1.55% fixed, MSC	08/13/2012	N/A	53	(9,472)
Put Swaption, 3 month LIBOR versus 1.70% fixed, BOA	08/13/2012	N/A	54	(5,558)
Put Swaption, 3 month LIBOR versus 1.70% fixed, DUB	08/13/2012	N/A	119	(12,247)
			1,049	$(278,634)

Summary of Written Options

	Contracts	Premiums
Options outstanding at November 3, 2011	—	$—
Options written during the period	(1,049)	(786,061)
Options closed during the period	—	—
Options expired during the period	—	—
Options outstanding at April 30, 2012	(1,049)	$(786,061)

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
U.S. Treasury Note Future, 5-Year	June 2012	37	$26,534

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	06/04/2012	GSC	BRL	617,546	$321,663	$(5,635)
EUR/USD	05/17/2012	CSI	EUR	1,400,000	1,853,286	14,036
EUR/USD	06/14/2012	BCL	EUR	1,200,000	1,588,744	25,505
EUR/USD	06/14/2012	BCL	EUR	1,300,000	1,721,139	18,275
EUR/USD	06/14/2012	BCL	EUR	1,100,000	1,456,349	15,464
EUR/USD	06/14/2012	BCL	EUR	700,000	926,767	4,148
EUR/USD	06/14/2012	BCL	EUR	1,400,000	1,853,535	(942)
EUR/USD	06/14/2012	BCL	EUR	1,700,000	2,250,721	6,394
EUR/USD	06/14/2012	BCL	EUR	600,000	794,372	(1,782)
EUR/USD	06/14/2012	BCL	EUR	900,000	1,191,558	(2,673)
EUR/USD	06/14/2012	BCL	EUR	200,000	264,791	(1,505)
EUR/USD	06/14/2012	BCL	EUR	200,000	264,791	(681)
EUR/USD	06/14/2012	BCL	EUR	400,000	529,581	(1,363)
EUR/USD	06/14/2012	BCL	EUR	400,000	529,581	(4,219)
EUR/USD	06/14/2012	BCL	EUR	700,000	926,767	(6,423)
EUR/USD	06/14/2012	CSI	EUR	1,400,000	1,853,535	(13,491)
EUR/USD	06/14/2012	DUB	EUR	100,000	132,395	945
EUR/USD	06/14/2012	BCL	EUR	1,200,000	1,588,744	14,062
EUR/USD	06/14/2012	BCL	EUR	500,000	661,977	6,249
EUR/USD	06/14/2012	BCL	EUR	1,600,000	2,118,325	3,579
GBP/USD	06/12/2012	BCL	GBP	700,000	1,135,724	26,731
GBP/USD	06/12/2012	BCL	GBP	600,000	973,478	21,315
GBP/USD	06/12/2012	BCL	GBP	600,000	973,478	18,842
GBP/USD	06/12/2012	BCL	GBP	1,200,000	1,946,956	28,120
GBP/USD	06/12/2012	DUB	GBP	309,000	501,341	10,628
USD/AUD	06/07/2012	BOA	AUD	(899,000)	(932,913)	(6,044)
USD/BRL	06/04/2012	MSC	BRL	(249,595)	(130,007)	12,839
USD/BRL	06/04/2012	BCL	BRL	(367,951)	(191,656)	7,344
USD/CAD	06/21/2012	BCL	CAD	(22,625,000)	(22,876,954)	(35,993)
USD/EUR	06/14/2012	BCL	EUR	(30,398,000)	(40,245,532)	(530,788)
USD/GBP	06/12/2012	BCL	GBP	(4,416,000)	(7,164,799)	(180,056)
					$(43,182,263)	$(557,119)

See accompanying Notes to Financial Statements.

Schedule of Interest Rate Swap Agreements

Over-the-Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation

DUB	6-Month Australian Bank Bill	Paying	4.25%	06/15/2017	AUD	500,000	$3,629
DUB	6-Month Australian Bank Bill	Paying	4.25%	06/15/2017	AUD	300,000	3,437
							$7,066

Centrally Cleared Interest Rate Swap Agreements

n/a	3-Month LIBOR	Paying	2.75%	06/20/2042	7,300,000	$42,783

Schedule of Credit Default Swap Agreements

Over-the-Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Unrealized Appreciation / (Depreciation)
Credit Default Swap Agreements - sell protection (3)
DUB	Ally Financial Inc., 8.30%, 02/12/2015	3.11%	5.00%	06/20/2014	$(4,800,000)	$184,961	$33,522
DUB	Ally Financial Inc., 8.30%, 02/12/2015	3.87%	5.00%	03/20/2017	(700,000)	32,772	78,758
BOA	Australian Government Bond, 6.50%, 05/15/2013	0.77%	1.00%	06/20/2017	(4,400,000)	50,050	(13,793)
DUB	Australian Government Bond, 6.50%, 05/15/2013	0.65%	1.00%	09/20/2016	(200,000)	2,974	(60)
GSI	Canadian Natural Resources, 6.25%, 03/15/2038	0.86%	1.00%	09/20/2015	(100,000)	474	1,855
BOA	Comcast Corp., 5.30%, 01/15/2014	0.57%	1.00%	09/20/2015	(100,000)	1,540	712
GSI	Federal Republic of Germany, 6.00%, 06/20/2016	0.72%	0.25%	09/20/2016	(300,000)	(6,092)	395
GSI	Federal Republic of Germany, 6.00%, 06/20/2016	0.72%	0.25%	09/20/2016	(5,200,000)	(105,592)	52,815
MSC	Federal Republic of Germany, 6.00%, 06/20/2016	0.77%	0.25%	12/20/2016	(600,000)	(14,254)	4,241
BBP	Federated Republic of Brazil, 12.25%, 03/06/2030	1.24%	1.00%	06/20/2017	(8,500,000)	(99,952)	23,709
BNP	Federated Republic of Brazil, 12.25%, 03/06/2030	1.24%	1.00%	06/20/2017	(5,000,000)	(58,795)	(12,117)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.15%	1.00%	12/20/2016	(2,500,000)	(17,244)	46,677
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.24%	1.00%	06/20/2017	(2,700,000)	(31,749)	537
DUB	French Republic, 4.25%, 04/25/2019	1.62%	0.25%	12/20/2015	(3,500,000)	(167,324)	48,069
GSI	French Republic, 4.25%, 04/25/2019	1.67%	0.25%	03/20/2016	(4,500,000)	(236,764)	(1,023)
MSC	French Republic, 4.25%, 04/25/2019	1.78%	0.25%	09/20/2016	(1,500,000)	(95,083)	23,434
BBP	Japanese Government Bond, 2.00%, 03/21/2022	0.91%	1.00%	03/20/2017	(1,400,000)	5,709	15,397
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.91%	1.00%	03/20/2017	(2,900,000)	11,825	30,997
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.91%	1.00%	03/20/2017	(500,000)	2,039	5,065
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.91%	1.00%	03/20/2017	(200,000)	816	2,139
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.95%	1.00%	06/20/2017	(500,000)	1,174	2,955
GSI	Japanese Government Bond, 2.00%, 03/21/2022	0.91%	1.00%	03/20/2017	(400,000)	1,631	4,114
GSI	Japanese Government Bond, 2.00%, 03/21/2022	0.91%	1.00%	03/20/2017	(400,000)	1,631	4,114
GSI	Japanese Government Bond, 2.00%, 03/21/2022	0.91%	1.00%	03/20/2017	(200,000)	816	1,954
GSI	Japanese Government Bond, 2.00%, 03/21/2022	0.95%	1.00%	06/20/2017	(1,600,000)	3,755	10,337
GSI	Japanese Government Bond, 2.00%, 03/21/2022	0.95%	1.00%	06/20/2017	(100,000)	235	640
MSC	Japanese Government Bond, 2.00%, 03/21/2022	0.87%	1.00%	12/20/2016	(1,800,000)	10,421	24,700
MSS	Japanese Government Bond, 2.00%, 03/21/2022	0.91%	1.00%	03/20/2017	(200,000)	816	2,050
MSS	Japanese Government Bond, 2.00%, 03/21/2022	0.91%	1.00%	03/20/2017	(100,000)	408	1,070
MSS	Japanese Government Bond, 2.00%, 03/21/2022	0.95%	1.00%	06/20/2017	(6,400,000)	15,021	10,108
DUB	People’s Republic of China, 4.75%, 10/29/2013	1.03%	1.00%	12/20/2016	(2,200,000)	(3,137)	39,612
MSS	People’s Republic of China, 4.75%, 10/29/2013	1.13%	1.00%	06/20/2017	(7,200,000)	(46,147)	(1,554)
DUB	Republic of Indonesia, 7.25%, 04/20/2015	1.53%	1.00%	09/20/2016	(1,200,000)	(26,492)	29,619
DUB	Republic of Indonesia, 7.25%, 04/20/2015	1.76%	1.00%	06/20/2017	(400,000)	(14,588)	(2,398)
MSS	Republic of Indonesia, 7.25%, 04/20/2015	1.76%	1.00%	06/20/2017	(1,700,000)	(61,998)	(9,394)
MSS	Republic of Korea, 4.88%, 09/22/2014	1.20%	1.00%	06/20/2017	(3,400,000)	(33,905)	4,712
BOA	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.82%	1.00%	09/20/2015	(200,000)	1,207	5,236
BOA	Time Warner Cable Inc., 5.85%, 05/01/2017	1.11%	1.00%	09/20/2015	(100,000)	(391)	2,493
BOA	Transocean Inc., 7.38%, 04/15/2018	0.44%	5.00%	09/20/2012	(100,000)	1,807	(1,227)
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.57%	1.00%	12/20/2016	(2,500,000)	49,335	41,353
BBP	United Mexican States, 5.95%, 03/19/2019	1.17%	1.00%	06/20/2017	(2,400,000)	(19,989)	(5,074)
BNP	United Mexican States, 5.95%, 03/19/2019	1.17%	1.00%	06/20/2017	(3,800,000)	(31,649)	(8,410)
DUB	United Mexican States, 5.95%, 03/19/2019	1.09%	1.00%	12/20/2016	(1,500,000)	(5,811)	31,938
DUB	United Mexican States, 5.95%, 03/19/2019	1.17%	1.00%	06/20/2017	(700,000)	(5,830)	(477)
MSS	United Mexican States, 5.95%, 03/19/2019	1.17%	1.00%	06/20/2017	(8,400,000)	(69,960)	36,672
					$(97,100,000)	$(771,329)	$566,472

See accompanying Notes to Financial Statements.

Schedule of Credit Default Swap Agreements (continued)

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Unrealized Appreciation / (Depreciation)
Credit Default Swap Agreements - purchase protection (2)
n/a	CDX.NA.HY.17	n/a	5.00%	12/20/2016	$11,737,000	$233,818	$(51,941)
n/a	CDX.NA.HY.18	n/a	5.00%	06/20/2017	17,500,000	557,813	(100,021)
n/a	CDX.NA.IG.18	n/a	1.00%	06/20/2017	87,400,000	(227,076)	208,442
					$116,637,000	$564,555	$56,480

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging market country and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian/WMC International Equity Fund

Sector Weightings:	Percentage of Total Investments
Industrials	16.8%
Financials	16.0
Consumer Staples	10.9
Consumer Discretionary	10.3
Information Technology	9.4
Health Care	8.3
Energy	8.1
Materials	7.9
Utilities	5.3
Telecommunication Services	1.2
Short Term Investments	5.8
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 95.0%

BELGIUM - 1.6%
Umicore (a)	70,034	$3,803,102

BRAZIL - 3.0%
BR Malls Participacoes SA	189,300	2,339,747
Cia de Concessoes Rodoviarias	225,800	1,750,819
Embraer SA - ADR (a)	35,900	1,243,576
JSL SA	185,200	927,870
Localiza Rent a Car SA	36,700	627,663
Raia Drogasil SA	34,197	365,625
		7,255,300
CANADA - 3.7%
Canadian National Railway Co.	43,200	3,686,552
Encana Corp.	149,520	3,131,618
Tim Hortons Inc.	37,700	2,176,093
		8,994,263
CHILE - 0.5%
Enersis SA - ADR	56,800	1,151,336

CHINA - 3.9%
China Pacific Insurance Group Co. Ltd. - Class H (a)	1,107,200	3,585,539
Dongfeng Motor Group Co. Ltd. - Class H	1,004,000	1,963,689
ENN Energy Holdings Ltd.	276,000	964,307
Hengan International Group Co. Ltd.	235,000	2,483,160
Zhongsheng Group Holdings Ltd. (a)	328,000	647,926
		9,644,621
FINLAND - 0.7%
Kone Oyj - Class B	16,136	998,559
Nokian Renkaat Oyj	17,173	815,228
		1,813,787
FRANCE - 13.9%
Accor SA (a)	24,386	843,282
Air Liquide	41,256	5,306,625
BNP Paribas SA	55,131	2,225,050
Cie Generale d’Optique Essilor International SA	53,569	4,720,328
Danone SA	86,138	6,064,021
Pernod-Ricard SA	50,261	5,215,449
Peugeot SA	77,414	929,740
Safran SA	103,720	3,844,365
Unibail-Rodamco SE (a)	25,834	4,833,987
		33,982,847
GERMANY - 3.4%
Allianz SE	2,346	261,676
Beiersdorf AG (a)	13,349	936,787
Continental AG (a)	33,490	3,248,132
GSW Immobilien AG	29,812	992,178
Infineon Technologies AG	284,751	2,837,689
		8,276,462
HONG KONG - 2.0%
AIA Group Ltd.	1,023,200	3,620,973
Shangri-La Asia Ltd.	648,000	1,371,380
		4,992,353
INDIA - 0.1%
ITC Ltd.	75,950	353,411

IRELAND - 1.9%
CRH Plc	115,522	2,341,655
Elan Corp. Plc - ADR (b)	170,000	2,344,300
		4,685,955
ISRAEL - 1.7%
Check Point Software Technologies Ltd. (b)	48,700	2,830,931
Teva Pharmaceutical Industries Ltd. - ADR	30,000	1,372,200
		4,203,131
ITALY - 2.1%
Snam Rete Gas SpA	1,064,539	5,057,167

JAPAN - 12.4%
Acom Co. Ltd. (b)	26,480	569,373
Daiichi Sankyo Co. Ltd.	46,200	793,409
Daito Trust Construction Co. Ltd.	45,700	4,109,719
Eisai Co. Ltd.	50,600	1,977,619
FamilyMart Co. Ltd.	33,200	1,477,815
Fanuc Ltd.	30,100	5,076,381
Fast Retailing Co. Ltd.	11,200	2,502,841
INPEX Corp.	208	1,373,322
JS Group Corp.	111,000	2,179,643
Komatsu Ltd.	47,700	1,372,806
Mitsubishi UFJ Financial Group Inc.	650,900	3,125,305
Mitsui Fudosan Co. Ltd.	136,000	2,491,086
Rakuten Inc.	2,136	2,382,383
Tokyo Electric Power Co. Inc. (b)	384,800	960,662
		30,392,364
KOREA, SOUTH - 2.2%
Samsung Electronics Co. Ltd.	4,414	5,402,565

MACAU - 0.9%
Sands China Ltd.	588,800	2,305,320

MALAYSIA - 0.2%
AirAsia BHD	389,900	427,776

NETHERLANDS - 2.5%
ASML Holding NV - ADR	51,000	2,600,490
ING Groep NV (b)	271,150	1,912,925
Yandex NV - Class A (b)	57,700	1,368,644
Ziggo NV (b)	6,716	211,225
		6,093,284
NORWAY - 1.4%
Algeta ASA (b)	32,282	763,482
Telenor ASA	149,516	2,748,315
		3,511,797
RUSSIAN FEDERATION - 0.6%
Sberbank of Russia - ADR	110,200	1,422,682

SWEDEN - 3.5%
Assa Abloy AB - Class B	129,083	3,757,145
SKF AB - Class B (a)	78,454	1,858,724

See accompanying Notes to Financial Statements.

	Shares	Value
Volvo AB - Class B	214,177	2,972,396
		8,588,265
SWITZERLAND - 9.4%
Compagnie Financiere Richemont SA	23,166	1,433,945
Givaudan SA	4,069	3,950,121
Kuehne & Nagel International AG	16,299	1,982,032
Roche Holding AG	36,107	6,598,935
SGS SA	1,329	2,569,333
Swiss Re Ltd.	74,696	4,690,392
UBS AG (b)	146,700	1,832,018
		23,056,776
TAIWAN - 3.7%
Hiwin Technologies Corp.	88,000	827,197
Quanta Computer Inc.	822,000	2,150,814
Synnex Technology International Corp.	491,000	1,146,637
Taiwan Semiconductor Manufacturing Co. Ltd.	1,669,000	4,932,957
		9,057,605
UNITED KINGDOM - 18.4%
AstraZeneca Plc	30,996	1,358,291
BG Group Plc	277,983	6,559,073
BP Plc	611,289	4,416,020
British American Tobacco Plc	90,811	4,657,661
Ensco International Plc - ADR	67,400	3,683,410
Imperial Tobacco Group Plc	115,789	4,630,461
InterContinental Hotels Group Plc	68,795	1,640,342
National Grid Plc	545,273	5,888,158
NMC Health Plc (b)	156,600	532,437
Rio Tinto Plc	72,860	4,084,158
Rolls-Royce Holdings Plc (b)	398,595	5,329,395
Standard Chartered Plc	65,208	1,594,055
Tesco Plc	161,371	831,494
		45,204,955
UNITED STATES OF AMERICA - 1.3%
Carnival Plc (a)	92,800	3,015,072
Samsonite International SA	57,900	111,693
		3,126,765
Total Common Stocks (cost $213,994,295)		232,803,889

PREFERRED STOCKS - 0.0%

BRAZIL - 0.0%
Banco do Estado do Rio Grande do Sul	6,800	58,684
Total Preferred Stocks (cost $67,713)		58,684

RIGHTS - 0.0%

GERMANY - 0.0%
GSW Immobilien AG (b) (c)	29,812	35,018
Total Rights (cost $0)		35,018

SHORT TERM INVESTMENTS - 5.8%

Securities Lending Collateral - 5.8%
BlackRock Liquidity Funds TempFund Portfolio, 0.22% (d)	6,478,082	6,478,082
Repurchase Agreement with CSI, 0.17%, (Collateralized by $6,627,965 U.S. Treasury Inflation Indexed Note, 0.63% - 1.88%, due 07/15/13 - 07/15/21, value $7,911,123) acquired on 04/30/12, due 05/01/12 at $7,756,023	$7,755,987	7,755,987
		14,234,069
Total Short Term Investments (cost $14,234,069)		14,234,069

Total Investments - 100.8% (cost $228,296,077)		247,131,660
Other Assets and Liabilities, Net - (0.8%)		(1,952,238)
Total Net Assets - 100.0%		$245,179,422

(a)                                  All or portion of the security was on loan.

(b)                                 Non-income producing security.

(c)                                  Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees.  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(d)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2012.

See accompanying Notes to Financial Statements.

Summary of Investments by Country (as a percentage of total long-term investments)* :

Belgium	1.6%
Brazil	3.1
Canada	3.9
Chile	0.5
China	4.2
Finland	0.8
France	14.6
Germany	3.6
Hong Kong	2.1
India	0.1
Ireland	2.0
Israel	1.8
Italy	2.2
Japan	13.0
Macau	1.0
Malaysia	0.2
Netherlands	2.6
Norway	1.5
Russian Federation	0.6
South Korea	2.3
Sweden	3.7
Switzerland	9.9
Taiwan	3.9
United Kingdom	19.4
United States	1.4
Total Long-Term Investments	100.0%

*                 The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Currencies:

AUD – Australian Dollar	GBP – British Pound	PHP – Philippine Peso
BRL – Brazilian Real	JPY – Japanese Yen	SGD – Singapore Dollar
CAD – Canadian Dollar	KRW – Korean Won	USD – United States Dollar
CNY – Chinese Yuan	MXN – Mexican Peso
EUR – European Currency Unit (Euro)	NOK – Norwegian Krone

Abbreviations:

ADR – American Depositary Receipt	MBS – Mortgage Backed Securities
ABS – Asset Backed Securities	OJSC – Open Joint Stock Company
CDX – Credit Default Swap Index	RB – Revenue Bond
CMBS – Commercialized Mortgage Backed Security	REMIC – Real Estate Mortgage Investment Conduit
LIBOR – London Interbank Offered Rate	TBA – To Be Announced (Securities purchased on a
GO – General Obligation	delayed delivery basis)

Counterparty Abbreviations:

BBP – Barclays Capital Inc.	GSB – Goldman Sachs Bank USA
BCL – Barclays Capital Inc.	GSC–Goldman Sachs & Co.
BNP – BNP Paribas Securities	GSI – Goldman Sachs International
BOA – Bancamerica Securities/Bank of America NA	JPM – J.P. Morgan Securities LLC
CSI – Credit Suisse Securities, LLC	MSC – Morgan Stanley & Co., Incorporated
DUB – Deutsche Bank Alex Brown Inc.	MSS – Morgan Stanley Capital Services Inc.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Assets and Liabilities

April 30, 2012

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Assets
Investments, at value (a)(b)	$469,414,017	$1,229,362,457	$247,131,660
Cash	1,101,682	1,674,865	12,471,204
Foreign currency (c)	40,165	3,414	321,291
Receivable for investments sold	464,662	68,485,228	12,133,135
Receivable for fund shares sold	600,708	959,695	365,092
Receivable from adviser	65,891	185,360	33,763
Receivable for dividends and interest	4,554,424	7,128,617	1,069,322
Receivable for variation margin on futures and centrally cleared swaps	—	20,382	—
Receivable for deposits with brokers	13,000	—	—
Receivable for deposits with counterparties	980,000	2,002,221	—
Unrealized appreciation on forward foreign currency contracts	129,047	234,476	—
Unrealized appreciation on swap agreements	2,134,154	629,065	—
Swap premiums paid	227,612	170,998	—
Total assets	479,725,362	1,310,856,778	273,525,467
Liabilities
Payable for advisory fees	51,677	122,431	29,729
Payable for sub-advisory fees	86,127	226,295	89,187
Payable for administrative fees	206,704	489,716	168,464
Payable for investment securities purchased	25,734,004	266,860,142	13,526,503
Payable for fund shares redeemed	353,788	1,009,327	287,274
Payable for dividends	972,166	1,702,337	—
Payable for chief compliance officer fees	2,113	5,006	1,214
Payable for trustee fees	8,474	21,045	5,358
Payable for other expenses	7,377	21,211	4,247
Payable for variation margin on futures and centrally cleared swaps	9,668	42,482	—
Payable for deposits from counterparties	980,000	2,002,221
Investment in forward sales commitments, at value (d)	—	2,141,250	—
Options written, at value (e)	842,938	278,634	—
Unrealized depreciation on forward foreign currency contracts	237,378	791,595	—
Unrealized depreciation on swap agreements	26,965	55,527	—
Swap premiums received	1,294,750	1,317,616	—
Payable upon return of securities loaned	15,781,590	29,623,530	14,234,069
Total liabilities	46,595,719	306,710,365	28,346,045
Net assets	$433,129,643	$1,004,146,413	$245,179,422
Net assets consist of:
Paid-in capital	$417,855,780	$970,450,556	$223,165,394
Undistributed (excess of distributions over) net investment income	(377,523)	(1,209,746)	1,292,353
Accumulated net realized gain	3,213,370	14,591,869	1,865,818
Net unrealized appreciation on investments and foreign currency	12,438,016	20,313,734	18,855,857
	$433,129,643	$1,004,146,413	$245,179,422
Shares outstanding (no par value), unlimited shares authorized	41,651,148	97,105,105	22,671,023
Net asset value per share, offering and redemption price per share	$10.40	$10.34	$10.81

(a) Investments, at cost	$458,977,724	$1,209,688,698	$228,296,077
(b) Including value of securities on loan	15,484,051	29,069,033	13,467,634
(c) Foreign currency, at cost	39,564	3,330	319,320
(d) Proceeds from forward sales commitments	—	2,124,688	—
(e) Premiums from options written	912,250	786,061	—

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Operations

For the Period Ended April 30, 2012

	Curian/PIMCO Income Fund (b)	Curian/PIMCO Total Return Fund (b)	Curian/WMC International Equity Fund (b)
Investment income
Dividends	$—	$60,000	$2,879,351
Foreign taxes withheld	(2,955)	(2,206)	(272,130)
Interest	5,906,020	9,480,743	—
Securities lending	3,151	2,149	10,001
Other income (a)	218	409	1,955
Total investment income	5,906,434	9,541,095	2,619,177

Expenses
Advisory fees	238,448	592,137	150,772
Sub-advisory fees	397,410	947,112	452,312
Administrative fees	953,783	2,368,524	854,364
Chief compliance officer fees	12,149	30,170	7,681
Legal fees	12,000	30,000	8,000
Trustee fees	26,575	65,999	16,803
Interest expense	—	25,139	—
Other expenses	13,853	32,579	8,191
Total expenses	1,654,218	4,091,660	1,498,123
Expense waived by Adviser	(303,435)	(934,049)	(171,299)
Net expenses	1,350,783	3,157,611	1,326,824
Net investment income	4,555,651	6,383,484	1,292,353

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	526,241	14,167,375	2,096,678
Swap agreements	2,467,027	966,013	—
Foreign currency related items	163,783	(253,352)	(231,454)
Futures contracts	56,319	(288,167)	—
Brokerage commissions recaptured	—	—	594
Net change in unrealized appreciation (depreciation) on:
Investments	10,436,293	19,657,197	18,835,583
Swap agreements	2,107,189	573,538	—
Foreign currency related items	(107,701)	(550,225)	20,274
Futures contracts and centrally cleared swap agreements	(67,077)	125,797	—
Written option contracts	69,312	507,427	—
Net realized and unrealized gain	15,651,386	34,905,603	20,721,675
Net increase in net assets from operations	$20,207,037	$41,289,087	$22,014,028

(a) Income from affiliated investments.	$218	$409	$1,955
(b) Period from November 3, 2011 (commencement of operations).

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Changes in Net Assets

For the Period Ended April 30, 2012

	Curian/PIMCO Income Fund (c)	Curian/PIMCO Total Return Fund (c)	Curian/WMC International Equity Fund (c)
Operations
Net investment income	$4,555,651	$6,383,484	$1,292,353
Net realized gain	3,213,370	14,591,869	1,865,818
Net change in unrealized appreciation	12,438,016	20,313,734	18,855,857
Net increase in net assets from operations	20,207,037	41,289,087	22,014,028
Distributions to shareholders
From net investment income	(4,933,174)	(7,593,230)	—
Total distributions to shareholders	(4,933,174)	(7,593,230)	—
Share transactions(1)
Proceeds from the sale of shares	454,421,767	1,101,328,251	254,051,809
Cost of shares redeemed	(36,611,287)	(130,959,842)	(30,983,601)
Change in net assets from share transactions	417,810,480	970,368,409	223,068,208
Change in net assets	433,084,343	1,004,064,266	245,082,236
Net assets beginning of period	45,300	82,147	97,186
Net assets end of period	$433,129,643	$1,004,146,413	$245,179,422
Undistributed (excess of distributions over) net investment income	$(377,523)	$(1,209,746)	$1,292,353
(1) Share transactions
Shares sold	45,236,389	109,974,239	25,654,007
Shares redeemed	(3,589,771)	(12,877,349)	(2,992,703)
Change in shares	41,646,618	97,096,890	22,661,304
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$597,620,066 (a)	$4,004,565,495 (b)	$305,214,368
Proceeds from sales of securities	211,213,211 (a)	2,844,904,934 (b)	93,536,436

(a)  Amounts include $272,617,767 and $192,464,667 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $3,445,615,819 and $2,644,532,305 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Period from November 3, 2011 (commencement of operations).

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized & Unrealized Gain	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (b)	Net Expenses to Average Net Assets (c)	Total Expenses to Average Net Assets (c)	Net Investment Income to Average Net Assets (c)
Curian/PIMCO Income Fund

04/30/2012*	$10.00	$0.14	$0.40	$0.54	$(0.14)	$—	$10.40	5.46%	$433,130	79%	0.85%	1.04%	2.87%

Curian/PIMCO Total Return Fund

04/30/2012*	10.00	0.08	0.34	0.42	(0.08)	—	10.34	4.24	1,004,146	309	0.80	1.04	1.62

Curian/WMC International Equity Fund

04/30/2012*	10.00	0.07	0.74	0.81	—	—	10.81	8.10	245,179	53	1.32	1.49	1.29

*  Commenced operations on November 3, 2011.

(a)  Per share data calculated using average shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

NOTE 1.  ORGANIZATION

The Curian Series Trust (“Trust”) is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated November 5, 2010.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933 (“1933 Act”), as amended.  The Trust currently offers shares in three (3) separate funds (each a “Fund”, and collectively, “Funds”), each with its own investment objective:  Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund, for which Pacific Investment Management Company LLC (“PIMCO”) serves as the Sub-Adviser, and Curian/WMC International Equity Fund, for which Wellington Management Company, LLP (“WMC”) serves as the Sub-Adviser.  PIMCO and WMC are referred to herein as a “Sub-Adviser”.  The Funds are diversified Funds for purposes of the 1940 Act.

Curian Capital, LLC (“Curian”, the “Adviser” or the “Administrator”) serves as the investment adviser and administrator of the Funds with the responsibility for the professional investment supervision and management of the Funds.  Curian is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  At October 31, 2011, Curian owned 100% of the outstanding shares of beneficial interest in each of the Funds.  The Funds commenced operations on November 3, 2011.  At April 30, 2012, Curian owned the following shares of each Fund:

Shares
Curian/PIMCO Income Fund	4,000
Curian/PIMCO Total Return Fund	4,000
Curian/WMC International Equity Fund	4,000

Purchases and redemptions of shares of the Funds are initiated by Curian and shares may be purchased on behalf of clients in Curian’s managed account program.  Each Fund offers one share class without a sales charge.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”):

Security Valuation - Curian has entered into a Sub-Administration and Fund Accounting Services Agreement on behalf of the Funds with Jackson Fund Services (“JFS” or the “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  JNAM is a subsidiary of Jackson and an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”) which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved pursuant to procedures approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on a liquid exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements are valued by the exchange via pricing models using observable inputs.  Over the counter (“OTC”) derivatives, such as options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as:  yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Sub-Administrator may

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

rely on pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.  The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Funds’ investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued as a practical expedient at a daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, securities priced by pricing services, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, anticipated cash flows or maturity; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuations, the Sub-Administrator regularly compares prior day prices, prices of comparable securities and sales prices to the current day prices and challenges those prices exceeding certain tolerance levels with the pricing services or broker.  To substantiate Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of April 30, 2012, by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$7,957,489	$—	$7,957,489
Corporate Bonds and Notes	—	296,716,973	—	296,716,973
Government and Agency Obligations	—	95,074,414	—	95,074,414
Purchased Options	—	262,940	—	262,940
Short Term Investments	6,767,440	62,634,761	—	69,402,201
Fund Total	$6,767,440	$462,646,577	$—	$469,414,017
Curian/PIMCO Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$29,979,998	$—	$29,979,998
Corporate Bonds and Notes	—	300,945,454	—	300,945,454
Government and Agency Obligations	—	861,540,169	—	861,540,169
Preferred Stocks	3,584,096	—	—	3,584,096
Short Term Investments	3,000,000	30,312,740	—	33,312,740
Fund Total	$6,584,096	$1,222,778,361	$—	$1,229,362,457
Curian/WMC International Equity Fund
Common Stocks	$36,782,290	$196,021,599	$—	$232,803,889
Preferred Stocks	58,684	—	—	58,684
Rights	—	35,018	—	35,018
Short Term Investments	6,478,082	7,755,987	—	14,234,069
Fund Total	$43,319,056	$203,812,604	$—	$247,131,660

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Forward Sales Commitments Government and Agency Obligations	$—	$(2,141,250)	$—	$(2,141,250)
Fund Total	$—	$(2,141,250)	$—	$(2,141,250)

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Open Forward Foreign Currency Contracts	$—	$129,047	$—	$129,047
Interest Rate Swap Agreements	—	1,227,850	—	1,227,850
Credit Default Swap Agreements	—	906,304	—	906,304
Fund Total	$—	$2,263,201	$—	$2,263,201
Curian/PIMCO Total Return Fund
Open Futures Contracts	$26,534	$—	$—	$26,534
Open Forward Foreign Currency Contracts	—	234,476	—	234,476
Interest Rate Swap Agreements	—	7,066	—	7,066
Centrally Cleared Interest Rate Swap Agreements	—	42,783	—	42,783
Credit Default Swap Agreements	—	621,999	—	621,999
Centrally Cleared Credit Default Swap Agreements	—	208,442	—	208,442
Fund Total	$26,534	$1,114,766	$—	$1,141,300

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Written Options	$—	$(842,938)	$—	$(842,938)
Open Forward Foreign Currency Contracts	—	(237,378)	—	(237,378)
Credit Default Swap Agreements	—	(26,965)	—	(26,965)
Centrally Cleared Credit Default Swap Agreements	—	(67,077)	—	(67,077)
Fund Total	$—	$(1,174,358)	$—	$(1,174,358)
Curian/PIMCO Total Return Fund
Written Options	$—	$(278,634)	$—	$(278,634)
Open Forward Foreign Currency Contracts	—	(791,595)	—	(791,595)
Credit Default Swap Agreements	—	(55,527)	—	(55,527)
Centrally Cleared Credit Default Swap Agreements	—	(151,962)	—	(151,962)
Fund Total	$—	$(1,277,718)	$—	$(1,277,718)

(1) Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  Options purchased are included in investments in securities.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  There were no material transfers into or out of Level 1, 2, or 3 during the period.

Recent Accounting Pronouncements - In April 2011, FASB released Accounting Standards Update (“ASU”) 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”.  ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity.  ASU 2011-03 eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement is accounted for as a sale or a secured borrowing.  ASU 2011-03 may cause certain dollar roll transactions that are currently accounted for as purchase and sale to be characterized as a secured borrowing transaction.  ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011.  ASU 2011-03 will be effective for the Funds’ April 30, 2013 semiannual report.

In May 2011, FASB released ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable or Level 3 fair valuations inputs.  ASU 2011-04 will be effective for the Funds’ January 31, 2013 Form N-Q.

In December 2011, FASB released ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  ASU 2011-11 will enhance disclosures by requiring improved information about financial instruments and derivative instruments that meet the criteria for offsetting amounts in the balance sheet or are subject to a master netting arrangement.  The information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial positions, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.  ASU 2011-11 is effective for the annual periods beginning on or after January 1, 2013 and the interim periods within those annual periods.

Management is currently evaluating the implications of these ASU’s and their impact on the Funds’ financial statements.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

Distributions to Shareholders — The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Net investment income is declared and distributed monthly for Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and declared and distributed at least annually, if any, for Curian/WMC International Equity Fund.  Distributions from net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications — In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of theTrusts’ contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Organization and Offering Costs — Expenses incurred in connection with organizing and offering of the Funds were paid by Curian.  The Funds do not have an obligation to reimburse Curian or its affiliates for organizational and offering expenses paid on its behalf.

NOTE 3.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral — A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

The Funds have cash collateral invested in money market funds and overnight repurchase agreements, collateralized fully by U.S. Treasuries, Government National Mortgage Association (“GNMA”) mortgage backed securities or U.S. government sponsored securities.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors who are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds.  The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - A Fund may invest in repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker/dealer, to repurchase that security back from the Fund at a specified price and date or upon demand.  The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements.  The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - A Fund may enter into reverse repurchase agreements.  A reverse repurchase agreement involves the sale of a security by a Fund and a simultaneous agreement by the purchaser, generally a bank or broker/dealer, to resell that security to the Fund at a specified price and date.  Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities.  Interest payments made are recorded as a component of interest expense on the Statements of Operations.  A reverse repurchase agreement involves the risk that the value of the security sold by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.  Curian/PIMCO Total Return Fund’s average daily balance of reverse repurchase agreements and the weighted average interest rate for the period ended April 30, 2012 was $67,524,948 and 0.15%, respectively.  Curian/PIMCO Total Return Fund did not hold any reverse repurchase agreements at April 30, 2012.

Forward Sales Commitments — A Fund may purchase or sell forward sales commitments.  A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date.  A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may sell these securities before they are delivered, which may result in a realized gain or loss.

Delayed-Delivery Securities - A Fund may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.  Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.

NOTE 4.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semiannual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Options Transactions — A Fund may be subject to interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund entered into options contracts to manage exposure to or hedge changes in interest rates and manage exposure to or hedge changes in foreign currencies and Curian/PIMCO Total Return Fund entered into option contracts to manage exposure to or hedge changes in interest rates.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may also buy and sell (“write”) call and put options on swaps agreements (“swaptions”).  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into futures contracts to manage exposure to or hedge changes in interest rates, as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy and as a substitute for investment in physical securities.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into forward foreign currency contracts to

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of their overall investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).  Swap agreements are illiquid investments.  If a Fund transacts in OTC swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific swap agreement.  Collateral received from counterparties is included in receivable/payable for deposits with/from counterparties in the Statements of Assets and Liabilities.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  Swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors as appropriate.  These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Upon entering into a centrally cleared swap agreement, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalent equal to a certain percentage of the centrally cleared swap agreement known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap agreement.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Centrally cleared swap agreements involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by the Fund.  Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform.  In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement.  The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.  A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark or floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements — A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into credit default swap agreements to manage credit exposure and as a

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

substitute for investment in physical securities.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of April 30, 2012, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

The following is a summary of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss in the Statements of Operations for each derivative instrument.

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian/PIMCO Income Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2012:
Assets:
Investments, at value*	$—	$—	$12,386	$250,554	$262,940
Variation margin	—	—	—	—	—
Forward foreign currency contracts	—	—	129,047	—	129,047
Unrealized appreciation on swap agreements	906,304	—	—	1,227,850	2,134,154
Swap premiums paid	115,979	—	—	111,633	227,612
	$1,022,283	$—	$141,433	$1,590,037	$2,753,753

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian/PIMCO Income Fund (continued)
Liabilities:
Variation margin on futures and centrally cleared swaps	$9,668	$—	$—	$—	$9,668
Options written, at value	—	—	—	842,938	842,938
Forward foreign currency contracts	—	—	237,378	—	237,378
Unrealized depreciation on swap agreements	26,965	—	—	—	26,965
Swap premiums received	1,273,655	—	—	21,095	1,294,750
	$1,310,288	$—	$237,378	$864,033	$2,411,699
The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2012:
Net realized gain (loss) on:
Swap agreements	$2,396,869	$—	$—	$70,158	$2,467,027
Foreign currency related items	—	—	62,227	—	62,227
Futures contracts	—	—	—	56,319	56,319
	$2,396,869	$—	$62,227	$126,477	$2,585,573
Net change in unrealized appreciation (depreciation) on:
Investments*	$—	$—	$(62,924)	$(2,370)	$(65,294)
Swap agreements	879,339	—	—	1,227,850	2,107,189
Foreign currency related items	—	—	(108,331)	—	(108,331)
Futures contracts and centrally cleared swap agreements	(67,077)	—	—	—	(67,077)
Written option contracts	—	—	—	69,312	69,312
	$812,262	$—	$(171,255)	$1,294,792	$1,935,799
Curian/PIMCO Total Return Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2012:
Assets:
Variation margin on futures and centrally cleared swaps	$19,226	$—	$—	$1,156	$20,382
Forward foreign currency contracts	—	—	234,476	—	234,476
Unrealized appreciation on swap agreements	621,999	—	—	7,066	629,065
Swap premiums paid	172,340	—	—	(1,342)	170,998
	$813,565	$—	$234,476	$6,880	$1,054,921
Liabilities:
Variation margin on futures and centrally cleared swaps	$19,195	$—	$—	$23,287	$42,482
Options written, at value	—	—	—	278,634	278,634
Forward foreign currency contracts	—	—	791,595	—	791,595
Unrealized depreciation on swap agreements	55,527	—	—	—	55,527
Swap premiums received	1,317,362	—	—	254	1,317,616
	$1,392,084	$—	$791,595	$302,175	$2,485,854
The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2012:
Net realized gain (loss) on:
Investments*	$—	$—	$—	$(2,930)	$(2,930)
Swap agreements	(342,564)	—	—	1,308,577	966,013
Foreign currency related items	—	—	44,847	—	44,847
Futures contracts	—	—	—	(288,167)	(288,167)
	$(342,564)	$—	$44,847	$1,017,480	$719,763
Net change in unrealized appreciation (depreciation) on:
Swap agreements	$566,472	$—	$—	$7,066	$573,538
Foreign currency related items	—	—	(557,119))	—	(557,119)
Futures contracts and centrally cleared swap agreements	56,480	—	—	69,317	125,797
Written option contracts	—	—	—	507,427	507,427
	$622,952	$—	$(557,119)	$583,810	$649,643

* Purchased options market value is reflected in investments, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments, respectively in the Statements of Operations.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

The derivative instruments outstanding as of April 30, 2012, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended April 30, 2012, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.  For the period ended April 30, 2012, the average monthly volume of derivative activities is as follows:

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund
Options Purchased and Written
Premiums Paid(1)	$57,649	$1,256
Premiums Received(1)	224,493	246,847
Futures Contracts
Long(1)	1,793,024	92,919,288
Short(1)	—	—
Forward Foreign Currency Contracts
Purchased(1)	20,704,075	57,409,772
Sold(1)	17,873,934	10,786,967
Interest Rate Swap Agreements
Paying Floating Rate(2)	58,578,086	29,856,529
Receiving Floating Rate(2)	—	—
Credit Default Swap Agreements
Purchase Protection(2)	14,128,571	51,333,857
Sell Protection(2)	87,993,574	41,987,428

(1) Cost

(2) Notional Amount in USD

Pledged or Segregated Collateral — The following table summarizes cash and securities collateral pledged for futures contracts and swap agreements:

	Futures Contracts Pledged or	Swap Agreements		Total Pledged or Segregated
	Segregated	Pledged	Segregated	Cash and
	Securities	Cash	Securities	Securities
Curian/PIMCO Income Fund	$—	$13,000	$1,694,637	$1,707,637
Curian/PIMCO Total Return Fund	48,499	—	5,353,548	5,402,047

NOTE 5.  OTHER INVESTMENT RISKS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Market, Credit and Counterparty Risk - In the normal course of business the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

NOTE 6.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory, Sub-Advisory and Administration Fee - The Trust has an Investment Advisory Agreement and an Administration Agreement with Curian.  Pursuant to the Investment Advisory Agreement, Curian receives an annual fee accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund.

The Trust and Curian have an Investment Sub-Advisory Agreement with PIMCO for Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and with WMC for Curian/WMC International Equity Fund.  The Funds pay the following fees to the Sub-Advisers:

	Assets	Fees
Curian/PIMCO Income Fund	All Assets	0.25%

Curian/PIMCO Total Return Fund	Assets up to $3 billion(1)
	All assets	0.25%
	When assets exceed $3 billion(2)
	$0 to $1 billion	0.25%
	Amounts over $1 billion	0.225%

Curian/WMC International Equity Fund	$0 to $250 million	0.45%
	Amounts over $250 million	0.40%

(1) When aggregate net assets of Curian/PIMCO Total Return Fund and Curian/PIMCO Income Fund of the Curian Series Trust and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund of the JNL Series Trust fall below $3 billion, this annual rate is applicable to all the amounts in the Curian/PIMCO Total Return Fund.

(2) When aggregate net assets of Curian/PIMCO Total Return Fund and Curian/PIMCO Income Fund of the Curian Series Trust and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund of the JNL Series Trust equal or exceed $3 billion, these annual rates are applicable to all the amounts in the Curian/PIMCO Total Return Fund.  The fee is computed based on the combined market value of the Curian/PIMCO Total Return Fund of Curian Series Trust and JNL/PIMCO Total Return Bond Fund of JNL Series Trust, and PIMCO will aggregate Curian/PIMCO Total Return Fund (Curian Series Trust) and JNL/PIMCO Total Return Bond Fund (JNL Series Trust) assets to derive an average fee to be applied to Curian/PIMCO Total Return Fund (Curian Series Trust) and JNL/PIMCO Total Return Bond Fund (JNL Series Trust).

Pursuant to the Administration Agreement, Curian receives an annual fee accrued daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and 0.85% of the average daily net assets of Curian/WMC International Equity Fund.  Subject to the oversight of the Funds’ Board, Curian is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds.  In return for the fees paid under the Administration Agreement, Curian provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, Curian, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses, including brokerage commissions, taxes, other non-operating expenses, errors and omission insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, a portion of the costs associated with the Chief Compliance Officer, and certain nonrecurring or extraordinary expenses.

Fee Waiver and Expense Reimbursements - Curian agreed to waive its advisory fee and reduce the administration fee and/or reimburse other expenses to the extent necessary to reduce the annual expense ratios of the Funds, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to 0.85% for the Curian/PIMCO Income Fund, 0.80% for the Curian/PIMCO Total Return Fund, and 1.32% for the Curian/WMC International Equity Fund until February 28, 2013.

Curian is entitled to recoup previously waived/reimbursed expenses for a period of up to three years following the fiscal year in which Curian waived its fee.  The amount of waived expenses for each Fund is recorded as expenses waived by Adviser in each Fund’s Statement of Operations.  During the period ended April 30, 2012, Curian did not recover any previously reimbursed expenses.  At April 30, 2012, the amount of potentially recoverable expenses was:

	Recoverable Expense	Expiration
Curian/PIMCO Income Fund	$303,435	10/31/15
Curian/PIMCO Total Return Fund	934,049	10/31/15
Curian/WMC International Equity Fund	171,299	10/31/15

Other Service Providers - The Trust entered into a Transfer Agency Agreement and Shareholder Services Agreement with JNAM.  Curian has entered into a Sub-Administration and Fund Accounting Services Agreement with JFS, and is responsible for the compensation of JFS for services provided pursuant to such agreement.  Curian pays JNAM and JFS for such services through the fees earned pursuant to the Administration Agreement.

The Funds entered into an agreement with the Custodian in which the Custodian provides earnings credits for overnight cash balances held in the Funds’ custody accounts.  The earnings credits reduce the Funds’ custody fees which are paid by Curian, which then reimburses the Funds for such earnings credits.  The reimbursed earnings credits are included in other income in the Statements of Operations.

Distribution Agreement - The Trust entered into a Distribution Agreement with Curian Clearing LLC, an affiliate of Curian.  The Funds pay no expenses related to services provided under the Distribution Agreement.  The Distributor does not have any distribution and servicing arrangements with third parties to sell shares of the Funds.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2012

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Deferred Compensation Plan — The Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

NOTE 7.  FEDERAL INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  To the extent there are differences between the amounts recognized for financial statements and federal income tax purposes that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

As of April 30, 2012, the cost of investments and the components of net unrealized appreciation for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Curian/PIMCO Income Fund	$458,977,724	$10,951,771	$(515,478)	$10,436,293
Curian/PIMCO Total Return Fund	1,209,688,698	19,960,724	(286,965)	19,673,759
Curian/WMC International Equity Fund	228,296,077	21,261,317	(2,425,734)	18,835,583

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the 2011 return which remains subject to examination, by the Internal Revenue Service.  This return is not subject to examination by any other tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the period ended April 30, 2012.

NOTE 8.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

Curian Series Trust

Additional Disclosures (Unaudited)

April 30, 2012

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  The information in this section can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.  The Funds have less than 6-month’s operating history.  The amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 11/03/2011	Ending Account Value 4/30/2012	Annualized Net Expense Ratios	Expenses Paid During Period	Beginning Account Value 11/03/2011	Ending Account Value 4/30/2012	Annualized Net Expense Ratios	Expenses Paid During Period
Curian/PIMCO Income Fund	$1,000.00	$1,054.60	0.85%	$4.29	$1,000.00	$1,020.41	0.85%	$4.22
Curian/PIMCO Total Return Fund	1,000.00	1,042.40	0.80	4.02	1,000.00	1,020.65	0.80	3.98
Curian/WMC International Equity Fund	1,000.00	1,081.00	1.32	6.75	1,000.00	1,018.09	1.32	6.55

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds filed a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first quarter of the fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov.  The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines.  The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers.  The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  For example, Curian shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 are available (1) without charge, upon request by calling 1-877-874-4143 (Curian Client Services), (2) on Curian Capital’s website at www.curian.com, and (3) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF CURIAN SERIES TRUST (THE “TRUST”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustee or Officers.  The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended April 30, 2012:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX (1)
David W. Agostine	$26,500	$0	$0	$53,000
Greg P. Contillo	$24,000	$0	$0	$48,000
Dylan E. Taylor	$24,000	$0	$0	$48,000
Scot T. Wetzel(2)	$24,000	$0	$0	$48,000

(1)             The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust and the Curian Variable Series Trust (the “Fund Complex”).  The fees are allocated between the Trust and affiliated investment company based on the estimated services provided to each entity.  The total fees paid by the Trusts to all the independent Trustees is $197,000.

(2)             Amounts were deferred by Mr. Wetzel.

CURIAN SERIES TRUST

APPROVAL OF CURIAN SERIES TRUST’S (THE “TRUST”)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of each series of the Trust (each a “Fund”) and, as required by law, determines whether to approve and, after the initial term, continue the Trust’s advisory and sub-advisory agreement(s).

At a meeting on November 10, 2010, the Board, including all of the Trustees who are not considered “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered information relating to the approval of the investment advisory and management agreement between Curian Capital, LLC (“Curian” or the “Adviser”) and the Trust (the “Advisory Agreement”), on behalf of Curian/PIMCO Income Fund, Curian/PIMCO Total Return Fund and Curian/WMC International Equity Fund (the “Funds”), and information relating to the approval of the investment sub-advisory agreement between Curian and Pacific Investment Management Company (“PIMCO”) with respect to Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and the investment sub-advisory agreement between Curian and Wellington Management Company LLP (“Wellington”) with respect to Curian/WMC International Equity Fund (collectively, the “Sub-Advisory Agreements”).  The term Agreements refers to the Advisory Agreement and applicable Sub-Advisory Agreements and the term Sub-Adviser refers to PIMCO and Wellington.  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Board’s consideration of the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the PIMCO Sub-Advisory Agreement effective July 1, 2011 and the Wellington Sub-Advisory Agreement effective September 2, 2011 through February 28, 2013.

For each of the Funds, Curian, PIMCO and Wellington provided detailed information including information related to the following factors:  (1) the nature, quality and extent of the services each proposed to provide, (2) the investment performance of similarly managed strategies, (3) the cost of the services and the anticipated profits proposed to be realized by the Adviser and Sub-Advisers from the relationship with the Funds and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether the fee structure reflects the economies of scale for the Funds’ investors, and (5) other “fall-out” benefits that could be realized by Curian or a Sub-Adviser (i.e., ancillary benefits derived by Curian or its affiliates from Curian’s relationship with the Funds).  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by Curian, PIMCO and Wellington and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the Independent Trustees voting separately, determined that the Advisory Agreement would be in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement would be in the best interests of the shareholders of each respective Fund.  In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by Curian and the Sub-Advisers and took note of the following:

The Advisory Agreement provides that the Adviser will furnish the Funds with investment advisory services, subject to the supervision of the Board, and in conformity with the stated policies of the applicable Fund.  The Adviser proposed to charge advisory fees at an annual rate of 0.15% of the average daily net assets of each Fund.  The Adviser proposed to engage Sub-Advisers to conduct the investment programs of the Funds, including the purchase, retention, and sale of portfolio securities.  The Board noted that the Funds, not the Adviser, would bear the cost of the sub-advisory fees.  The Adviser would be responsible for monitoring the activities of the Sub-Advisers, and reporting on such activities to the Board.

The Adviser also proposed to manage, in coordination with the Sub-Advisers, the affairs of the Funds to assure compliance with the current prospectus of the Funds, current tax rules, regulatory and statutory requirements and other applicable legal requirements.  The Adviser also proposed to coordinate information required by the Board with the Sub-Advisers.

Curian proposed to waive such portion of its advisory fee and reduce its administration fee and/or reimburse other expenses of the Funds during the period ending one year from the effective date of the Trust’s registration statement, to the extent necessary to limit the total operating expenses of each Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of each Fund) of 0.85% for the Curian/PIMCO Income Fund, 0.80% for the Curian/PIMCO Total Return Fund and 1.32% for the Curian/WMC International Equity Fund.

The Adviser provided the Board with information about the Adviser’s personnel who will provide certain investment advisory oversight services to the Fund, and the Adviser’s organizational structure, financial condition, and regulatory history, and overall compliance culture.

Each Sub-Advisory Agreement provides that the respective Sub-Adviser shall furnish investment advisory or trading services in connection with the management of the Fund.  Under each Sub-Advisory Agreement, the respective Sub-Adviser, subject to the supervision of the Adviser, is responsible for managing the assets of the Fund in accordance with the Fund’s investment objectives, investment program and policies.  Each Sub-Adviser has provided information on the Sub-Adviser’s key personnel that provide investment management services to the respective Fund, as well as the Sub-Adviser’s compliance and regulatory history.

Investment Performance of the Fund

The Board could not consider the performance of each Fund as the Funds had not yet commenced operations.  The Board, however, considered the performance of a similarly managed strategy, including how the similarly managed strategy performed versus its primary benchmark (“benchmark”) index. The performance reviewed by the Board was for the one-, three-, five-, and ten-year periods ended on September 30, 2010.

Curian/PIMCO Income Fund.  The Board noted that the similarly managed strategy significantly outperformed its benchmark and the Lipper universe average for the one-, three-, and five-year periods.  The similarly managed fund significantly outperformed the Lipper universe average for the ten-year period.  The Board concluded it would be in the best interests of the Fund and its potential shareholders to approve the Agreements based on the long-term performance of the similarly managed strategy.

Curian/PIMCO Total Return Fund.  The Board noted that the similarly managed strategy significantly outperformed its benchmark and the Lipper universe average for the one-, three-, five-, and ten-year periods.  The Board concluded it would be in the best interests of the Fund and its potential shareholders to approve the Agreements based on the long-term performance of the similarly managed strategy.

Curian/Wellington International Equity Fund.  The Board noted that the similarly managed strategy outperformed its benchmark and the Lipper universe average for the one-, three-, five-, and ten-year periods.  The Board concluded it would be in the best interests of the Fund and its potential shareholders to approve the Agreements based on the long-term performance of the similarly managed strategy.

Costs of Services

The Board reviewed the fees proposed to be paid to Curian and each Fund’s Sub-Adviser.  The Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers.  Using information provided by an independent data service, the Board evaluated the Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  The Board also considered the Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group. The Board noted that each Fund’s sub-advisory fee would be paid by each respective Fund.

Further detail considered by the Board regarding the advisory and sub-advisory fees of the Fund is set forth below:

Curian/PIMCO Income Fund.  The Fund’s advisory fee (net of waivers) is significantly below the Lipper peer group average.  The sub-advisory fee and total expense (net of waivers) ratios are below the respective peer group averages. The Board concluded that the proposed advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/PIMCO Total Return Fund.  The Fund’s advisory fee and total adviser fee (net of waivers) are significantly below the Lipper peer group averages.  The sub-advisory fee is consistent with the peer group average while the total expense ratio (net of waivers) is slightly higher than the peer group average. The Board concluded that the proposed advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/Wellington International Equity Fund.  The Fund’s advisory fee (net of waivers) is significantly below the Lipper peer group average.  The sub-advisory fee is consistent with the peer group and the total expense ratio (net of waivers) is below the respective peer group average ratio. The Board concluded that the proposed advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Economies of Scale

The Board noted that Curian has not proposed breakpoints in its advisory fee schedule.  Given that Curian is offsetting all of its advisory fees against the Separately Managed Accounts Program Fees that Curian charges to its separately managed account clients (to the extent that such fees are not already waived to meet the Funds’ expense limitations), the Board determined that breakpoints in the advisory fee would not result in meaningful benefit to shareholders (who would all be clients in Curian’s separately managed account program) at the current time.

The Board also considered that the sub-advisory fee rates have been separately negotiated between the Adviser and each Sub-Adviser at arm’s length.  These sub-advisory fees would be paid directly by the Funds to the Sub-Advisers.  In certain cases, the Sub-adviser has agreed to breakpoints in the sub-advisory fee rate.  Thus, shareholders of the Fund benefit directly from any breakpoints in the sub-advisory fee rates.

Profitability

The Board did not consider information concerning the costs incurred and profits proposed to be realized by the Adviser or the Sub-Advisers since the Funds have not yet commenced operations.

Other Benefits to Affiliates of Curian

In evaluating the benefits that will accrue to the Adviser, Curian reviewed the Trust as a whole. Through its relationship with the Funds, Curian, and its affiliates recognize that they serve the Funds in various capacities, including as adviser, administrator, sub-administrator, transfer agent and distributor, and that they receive compensation from the Funds in connection with providing certain of these services to the Funds.

Curian Capital, LLC

7601 Technology Way

Denver, CO 80237

WWW.CURIAN.COM | WWW.CURIANCLEARING.COM

IIS7476S 01/12

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Included as a part of the report to shareholders filed under Item 1.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	June 29, 2012

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	June 29, 2012

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.